Schedule of Investments
Invesco 0-5 Yr US TIPS ETF (PBTP)
July 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-99.82%
U.S. Treasury Inflation — Indexed Bonds-19.70%(a)
2.38%, 01/15/2025	$2,237,347	$ 2,212,717
2.00%, 01/15/2026	1,511,024	1,494,768
2.38%, 01/15/2027	1,227,215	1,233,649
1.75%, 01/15/2028	1,123,471	1,117,655
3.63%, 04/15/2028	1,559,684	1,654,516
2.50%, 01/15/2029	992,091	1,022,200
3.88%, 04/15/2029	1,781,437	1,946,930
		10,682,435
U.S. Treasury Inflation — Indexed Notes-80.12%(a)
0.13%, 10/15/2024	2,065,352	2,047,241
0.25%, 01/15/2025	2,605,855	2,551,379
0.13%, 04/15/2025	2,071,894	2,015,372
0.38%, 07/15/2025	2,599,758	2,537,310
0.13%, 10/15/2025	1,989,221	1,927,463
0.63%, 01/15/2026	2,671,450	2,591,526
0.13%, 04/15/2026	2,288,475	2,194,415
0.13%, 07/15/2026	2,313,770	2,223,595
0.13%, 10/15/2026	2,110,896	2,021,753
0.38%, 01/15/2027	2,392,313	2,291,205
0.13%, 04/15/2027	2,098,782	1,990,209
0.38%, 07/15/2027	2,271,622	2,175,490
	Principal Amount	Value
U.S. Treasury Inflation — Indexed Notes-(continued)
1.63%, 10/15/2027	$2,031,189	$ 2,017,271
0.50%, 01/15/2028	2,369,155	2,258,804
1.25%, 04/15/2028	2,006,500	1,960,486
0.75%, 07/15/2028	2,199,092	2,118,090
2.38%, 10/15/2028	2,063,885	2,116,736
0.88%, 01/15/2029	2,154,935	2,072,497
2.13%, 04/15/2029	2,146,433	2,178,289
0.25%, 07/15/2029	2,320,580	2,165,610
		43,454,741
Total U.S. Treasury Securities (Cost $55,728,976)		54,137,176
	Shares
Money Market Funds-0.25%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(b)(c) (Cost $133,282)	133,282	133,282
TOTAL INVESTMENTS IN SECURITIES-100.07% (Cost $55,862,258)		54,270,458
OTHER ASSETS LESS LIABILITIES-(0.07)%		(35,907)
NET ASSETS-100.00%		$54,234,551
Notes to Schedule of Investments:
(a)	Principal amount of security and interest payments are adjusted for inflation.
(b)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$96,987	$1,803,268	$(1,766,973)	$-	$-	$133,282	$2,107

(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Emerging Markets Sovereign Debt ETF (PCY)
July 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.13%
Angola-3.16%
Angolan Government International Bond
8.75%, 04/14/2032(a)	$16,657,000	$ 14,939,663
9.38%, 05/08/2048(a)	17,901,000	15,092,423
9.13%, 11/26/2049(a)	18,154,000	15,013,721
		45,045,807
Bahrain-3.19%
Bahrain Government International Bond
6.00%, 09/19/2044(a)	18,004,000	14,941,992
7.50%, 09/20/2047(a)	15,573,000	15,125,751
6.25%, 01/25/2051(a)	18,331,000	15,408,104
		45,475,847
Brazil-3.11%
Brazilian Government International Bond
5.63%, 02/21/2047	17,557,000	14,825,193
4.75%, 01/14/2050	20,112,000	14,701,627
7.13%, 05/13/2054	15,060,000	14,866,108
		44,392,928
Chile-3.15%
Chile Government International Bond
4.34%, 03/07/2042	16,815,000	14,745,464
4.00%, 01/31/2052(b)	19,053,000	15,068,155
5.33%, 01/05/2054(b)	15,760,075	15,193,409
		45,007,028
China-3.21%
China Government International Bond
4.00%, 10/19/2048(a)	16,415,000	15,168,297
2.25%, 10/21/2050(a)(b)	23,205,000	15,322,186
2.50%, 10/26/2051(a)(b)	22,164,000	15,321,927
		45,812,410
Colombia-3.12%
Colombia Government International Bond
6.13%, 01/18/2041	17,552,000	14,988,059
5.63%, 02/26/2044	19,139,000	14,952,823
8.75%, 11/14/2053	13,643,000	14,525,542
		44,466,424
Costa Rica-3.12%
Costa Rica Government International Bond
5.63%, 04/30/2043(a)(b)	16,247,000	14,821,736
7.00%, 04/04/2044(a)	14,187,000	14,766,519
7.16%, 03/12/2045(a)	14,179,000	14,988,540
		44,576,795
Dominican Republic-3.21%
Dominican Republic International Bond
7.45%, 04/30/2044(a)	14,036,000	15,108,776
6.85%, 01/27/2045(a)	15,224,000	15,337,814
6.50%, 02/15/2048(a)(b)	15,815,000	15,377,891
		45,824,481
Egypt-3.04%
Egypt Government International Bond
8.70%, 03/01/2049(a)	19,012,000	14,634,549
8.88%, 05/29/2050(a)	18,131,000	14,122,236
8.75%, 09/30/2051(a)	18,980,000	14,640,579
		43,397,364
	Principal Amount	Value
El Salvador-3.10%
El Salvador Government International Bond
8.63%, 02/28/2029(a)	$17,325,000	$ 15,902,945
8.25%, 04/10/2032(a)	17,323,000	14,083,766
9.50%, 07/15/2052(a)	17,651,000	14,318,918
		44,305,629
Guatemala-3.13%
Guatemala Government Bond
7.05%, 10/04/2032(a)	13,807,000	14,647,673
3.70%, 10/07/2033(a)	18,173,000	15,122,539
4.65%, 10/07/2041(a)	18,621,000	14,849,913
		44,620,125
Hungary-3.14%
Hungary Government International Bond
7.63%, 03/29/2041	12,843,000	14,793,775
3.13%, 09/21/2051(a)	23,604,000	15,099,396
6.75%, 09/25/2052(a)(b)	13,720,000	14,873,502
		44,766,673
Indonesia-3.17%
Indonesia Government International Bond
3.50%, 02/14/2050	20,468,000	15,415,474
4.45%, 04/15/2070	17,955,000	15,015,946
3.35%, 03/12/2071	22,449,000	14,799,324
		45,230,744
Jordan-3.14%
Jordan Government International Bond
7.50%, 01/13/2029(a)	15,005,000	14,940,670
5.85%, 07/07/2030(a)	16,396,000	15,069,809
7.38%, 10/10/2047(a)	16,946,000	14,844,425
		44,854,904
Kazakhstan-3.23%
Kazakhstan Government International Bond
4.88%, 10/14/2044(a)(b)	23,606,000	22,805,373
6.50%, 07/21/2045(a)	20,265,000	23,297,860
		46,103,233
Kenya-3.04%
Republic of Kenya Government International Bond
7.25%, 02/28/2028(a)	24,346,000	22,091,317
8.25%, 02/28/2048(a)	27,483,000	21,247,657
		43,338,974
Mexico-3.03%
Mexico Government International Bond
6.34%, 05/04/2053	15,244,000	14,645,380
3.75%, 04/19/2071	23,208,000	14,311,951
5.75%, 10/12/2110	17,079,000	14,315,535
		43,272,866
Morocco-3.21%
Morocco Government International Bond
6.50%, 09/08/2033(a)	14,359,000	15,003,583
5.50%, 12/11/2042(a)	17,054,000	15,358,619
4.00%, 12/15/2050(a)	21,995,000	15,399,854
		45,762,056
Nigeria-3.00%
Nigeria Government International Bond
7.70%, 02/23/2038(a)	18,599,000	14,522,680
See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Sovereign Debt ETF (PCY)—(continued)
July 31, 2024
(Unaudited)
	Principal Amount	Value
Nigeria-(continued)
7.63%, 11/28/2047(a)	$19,162,000	$ 14,062,896
9.25%, 01/21/2049(a)(b)	16,346,000	14,264,989
		42,850,565
Oman-3.23%
Oman Government International Bond
6.50%, 03/08/2047(a)	14,934,000	15,205,904
6.75%, 01/17/2048(a)	14,784,000	15,401,805
7.00%, 01/25/2051(a)	14,357,000	15,439,417
		46,047,126
Pakistan-3.41%
Pakistan Government International Bond
6.88%, 12/05/2027(a)	19,151,000	16,468,232
7.38%, 04/08/2031(a)	20,309,000	16,195,514
8.88%, 04/08/2051(a)	21,367,000	16,069,399
		48,733,145
Panama-3.33%
Panama Government International Bond
6.40%, 02/14/2035	16,363,000	15,967,636
6.88%, 01/31/2036(b)	15,755,000	15,820,640
7.88%, 03/01/2057(b)	14,711,000	15,687,174
		47,475,450
Peru-3.13%
Peruvian Government International Bond
5.63%, 11/18/2050	14,999,000	14,904,591
3.55%, 03/10/2051(b)	20,320,000	14,779,092
3.60%, 01/15/2072	22,859,000	15,028,183
		44,711,866
Philippines-3.17%
Philippine Government International Bond
3.20%, 07/06/2046	20,934,000	15,081,482
4.20%, 03/29/2047	17,847,000	15,061,619
5.95%, 10/13/2047(b)	13,999,000	15,036,322
		45,179,423
Qatar-3.19%
Qatar Government International Bond
4.63%, 06/02/2046(a)	16,433,000	15,310,544
5.10%, 04/23/2048(a)	15,281,000	15,107,660
4.82%, 03/14/2049(a)	15,831,000	15,038,199
		45,456,403
Romania-3.19%
Romanian Government International Bond
5.13%, 06/15/2048(a)	17,920,000	15,190,497
4.00%, 02/14/2051(a)	21,614,000	15,257,890
7.63%, 01/17/2053(a)	13,672,000	15,149,239
		45,597,626
Saudi Arabia-3.17%
Saudi Government International Bond
5.75%, 01/16/2054(a)	15,289,000	15,048,825
4.50%, 04/22/2060(a)	18,562,000	15,154,180
3.45%, 02/02/2061(a)	22,926,000	15,080,700
		45,283,705
South Africa-3.27%
Republic of South Africa Government International Bond
6.30%, 06/22/2048	18,750,000	15,672,600
	Principal Amount	Value
South Africa-(continued)
5.75%, 09/30/2049	$19,975,000	$ 15,434,433
7.30%, 04/20/2052	16,739,000	15,503,955
		46,610,988
Turkey-3.21%
Turkey Government International Bond
6.88%, 03/17/2036	15,672,000	15,138,110
6.63%, 02/17/2045	17,651,000	15,488,753
Turkiye Government International Bond, 5.75%, 05/11/2047	19,587,000	15,250,438
		45,877,301
United Arab Emirates-3.20%
Finance Department Government of Sharjah
6.13%, 03/06/2036(a)	14,906,000	14,961,674
4.00%, 07/28/2050(a)	23,570,000	15,628,018
4.38%, 03/10/2051(a)	21,439,000	15,057,135
		45,646,827
Uzbekistan-3.13%
Republic of Uzbekistan International Bond
5.38%, 02/20/2029(a)	16,067,000	15,048,212
3.70%, 11/25/2030(a)	17,794,000	14,801,894
3.90%, 10/19/2031(a)	18,062,000	14,851,638
		44,701,744
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,573,526,895)		1,400,426,457
	Shares
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(c)(d) (Cost $1,787,378)	1,787,378	1,787,378
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.26% (Cost $1,575,314,273)		1,402,213,835
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.85%
Invesco Private Government Fund, 5.30%(c)(d)(e)	19,187,729	19,187,729
Invesco Private Prime Fund, 5.48%(c)(d)(e)	50,065,905	50,080,925
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $69,268,609)		69,268,654
TOTAL INVESTMENTS IN SECURITIES-103.11% (Cost $1,644,582,882)		1,471,482,489
OTHER ASSETS LESS LIABILITIES-(3.11)%		(44,438,586)
NET ASSETS-100.00%		$1,427,043,903

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Sovereign Debt ETF (PCY)—(continued)
July 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $933,407,664, which represented 65.41% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at July 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,890,597	$82,304,319	$(84,407,538)	$-	$-	$1,787,378	$158,993
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	15,584,874	92,552,993	(88,950,138)	-	-	19,187,729	469,341*
Invesco Private Prime Fund	40,084,270	188,954,001	(178,961,384)	(778)	4,816	50,080,925	1,268,373*
Total	$59,559,741	$363,811,313	$(352,319,060)	$(778)	$4,816	$71,056,032	$1,896,707

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)
July 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.75%
Argentina-1.45%
MSU Energy S.A./UGEN S.A./UENSA S.A., 6.88%, 02/01/2025(a)	$120,000	$ 99,438
Pampa Energia S.A., 7.50%, 01/24/2027(a)	140,000	138,839
Provincia de Cordoba, 6.88%, 12/10/2025(a)	111	103
YPF S.A.
8.50%, 07/28/2025(a)	433,000	432,240
9.00%, 02/12/2026(a)	191,591	194,722
6.95%, 07/21/2027(a)	260,000	239,756
9.00%, 06/30/2029(a)	285,942	287,380
9.50%, 01/17/2031(a)	270,000	277,843
7.00%, 09/30/2033(a)	160,000	145,203
7.00%, 12/15/2047(a)	205,000	151,687
		1,967,211
Australia-1.49%
FMG Resources (August 2006) Pty. Ltd.
4.50%, 09/15/2027(a)	232,000	222,658
5.88%, 04/15/2030(a)(b)	269,000	265,395
4.38%, 04/01/2031(a)	552,000	499,554
6.13%, 04/15/2032(a)	311,000	308,238
Mineral Resources Ltd.
8.13%, 05/01/2027(a)	210,000	213,043
8.00%, 11/01/2027(a)	243,000	249,265
8.50%, 05/01/2030(a)	250,000	260,830
		2,018,983
Austria-0.17%
Benteler International AG, 10.50%, 05/15/2028(a)	220,000	234,177
Azerbaijan-0.11%
State Oil Co. of the Azerbaijan Republic (The), 6.95%, 03/18/2030(a)	140,000	144,978
Bahrain-0.16%
GFH Sukuk Ltd., 7.50%, 01/28/2025(a)	220,000	221,087
Belgium-0.28%
Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 03/01/2028(a)	400,000	381,754
Brazil-14.05%
3R Lux S.a.r.l., 9.75%, 02/05/2031(a)	200,000	212,379
Acu Petroleo (Luxembourg) S.a.r.l., 7.50%, 01/13/2032(a)	255,094	250,919
Adecoagro S.A., 6.00%, 09/21/2027(a)	70,000	68,352
Aegea Finance S.a.r.l.
6.75%, 05/20/2029(a)	220,000	216,324
9.00%, 01/20/2031(a)	200,000	211,124
Amaggi (Luxembourg) International S.a.r.l., 5.25%, 01/28/2028(a)	340,000	326,367
Ambipar Lux S.a.r.l., 9.88%, 02/06/2031(a)	450,000	442,031
Azul Secured Finance LLP
11.93%, 08/28/2028(a)	200,000	192,684
10.88%, 05/28/2030(a)	85,000	64,850
B3 S.A. - Brasil, Bolsa, Balcao, 4.13%, 09/20/2031(a)	290,000	258,317
Banco Bradesco S.A.
3.20%, 01/27/2025(a)	160,000	157,999
4.38%, 03/18/2027(a)	220,000	215,687
Banco BTG Pactual S.A.
4.50%, 01/10/2025(a)	250,000	248,163
2.75%, 01/11/2026(a)	220,000	210,658
6.25%, 04/08/2029(a)	170,000	173,506
	Principal Amount	Value
Brazil-(continued)
Banco do Brasil S.A.
4.63%, 01/15/2025(a)	$250,000	$ 248,294
3.25%, 09/30/2026(a)	340,000	326,744
4.88%, 01/11/2029(a)	220,000	213,095
6.25%, 04/18/2030(a)	340,000	347,568
6.00%, 03/18/2031(a)	100,000	100,245
Banco Votorantim S.A., 4.38%, 07/29/2025(a)	240,000	236,685
Braskem America Finance Co., 7.13%, 07/22/2041(a)	200,000	184,816
Braskem Netherlands Finance B.V.
4.50%, 01/10/2028(a)	450,000	416,224
4.50%, 01/31/2030(a)	540,000	467,312
8.50%, 01/12/2031(a)	300,000	310,442
7.25%, 02/13/2033(a)	360,000	346,739
5.88%, 01/31/2050(a)	270,000	200,889
8.50%, 01/23/2081(a)(c)	270,000	271,968
BRF S.A.
4.88%, 01/24/2030(a)	260,000	238,384
5.75%, 09/21/2050(a)	300,000	235,570
Cemig Geracao e Transmissao S.A., 9.25%, 12/05/2024(a)	50,559	50,771
Centrais Eletricas Brasileiras S.A.
3.63%, 02/04/2025(a)	220,000	216,874
4.63%, 02/04/2030(a)(b)	340,000	312,448
Cosan (Luxembourg) S.A.
5.50%, 09/20/2029(a)	340,000	323,949
7.50%, 06/27/2030(a)	250,000	258,715
7.25%, 06/27/2031(a)	200,000	204,818
CSN Inova Ventures, 6.75%, 01/28/2028(a)	380,000	367,497
CSN Resources S.A.
8.88%, 12/05/2030(a)	200,000	201,625
4.63%, 06/10/2031(a)	180,000	143,610
5.88%, 04/08/2032(a)	220,000	183,894
Embraer Netherlands Finance B.V.
5.40%, 02/01/2027	178,000	178,201
7.00%, 07/28/2030(a)	200,000	211,434
FS (Luxembourg) S.a.r.l., 8.88%, 02/12/2031(a)	200,000	196,411
Globo Comunicacao e Participacoes S.A., 4.88%, 01/22/2030(a)	235,000	212,971
Itau Unibanco Holding S.A., 3.25%, 01/24/2025(a)	100,000	98,779
Klabin Austria GmbH
5.75%, 04/03/2029(a)	330,000	328,062
3.20%, 01/12/2031(a)	220,000	189,769
7.00%, 04/03/2049(a)	240,000	245,001
MARB BondCo PLC, 3.95%, 01/29/2031(a)	360,000	299,123
MC Brazil Downstream Trading S.a.r.l., 7.25%, 06/30/2031(a)	598,909	554,606
MercadoLibre, Inc., 3.13%, 01/14/2031	290,000	252,653
Minerva (Luxembourg) S.A.
4.38%, 03/18/2031(a)	370,000	312,029
8.88%, 09/13/2033(a)	340,000	358,807
MV24 Capital B.V., 6.75%, 06/01/2034(a)	228,607	216,861
NBM US Holdings, Inc., 7.00%, 05/14/2026(a)	200,000	200,712
Petrobras Global Finance B.V.
5.30%, 01/27/2025	97,000	96,575
7.38%, 01/17/2027	185,000	192,102
6.00%, 01/27/2028	298,000	299,476
See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
July 31, 2024
(Unaudited)
	Principal Amount	Value
Brazil-(continued)
5.09%, 01/15/2030	$150,000	$ 145,302
5.60%, 01/03/2031(b)	277,000	270,234
6.50%, 07/03/2033(b)	250,000	254,776
6.88%, 01/20/2040	183,000	183,348
6.75%, 01/27/2041	133,000	132,246
7.25%, 03/17/2044	196,000	203,480
6.90%, 03/19/2049	153,000	149,111
5.50%, 06/10/2051	181,000	148,089
6.85%, 06/05/2115	350,000	323,912
Petrorio Luxembourg Trading S.a.r.l., 6.13%, 06/09/2026(a)	270,000	267,016
Rede D’or Finance S.a.r.l.
4.95%, 01/17/2028(a)	220,000	211,014
4.50%, 01/22/2030(a)	340,000	306,465
Rumo Luxembourg S.a.r.l.
5.25%, 01/10/2028(a)	220,000	213,260
4.20%, 01/18/2032(a)	200,000	171,580
Samarco Mineracao S.A., 9.00% PIK Rate, 0.50% Cash Rate, 06/30/2031(a)(d)	1,278,125	1,184,941
Simpar Europe S.A., 5.20%, 01/26/2031(a)	80,000	65,248
Usiminas International S.a.r.l., 5.88%, 07/18/2026(a)	340,000	334,277
Yinson Boronia Production B.V., 8.95%, 07/31/2042(a)	350,000	355,840
		19,022,247
Burkina Faso-0.16%
Endeavour Mining PLC, 5.00%, 10/14/2026(a)	220,000	210,945
Canada-10.69%
1011778 BC ULC/New Red Finance, Inc.
5.75%, 04/15/2025(a)	195,000	194,903
3.88%, 01/15/2028(a)	598,000	562,551
4.38%, 01/15/2028(a)	287,000	273,162
3.50%, 02/15/2029(a)	287,000	263,159
6.13%, 06/15/2029(a)	400,000	404,580
4.00%, 10/15/2030(a)	962,000	856,995
Air Canada, 3.88%, 08/15/2026(a)	463,000	445,731
Algonquin Power & Utilities Corp., 4.75%, 01/18/2082(c)	292,000	267,226
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P., 8.75%, 07/15/2026(a)	220,000	198,129
Baytex Energy Corp.
8.50%, 04/30/2030(a)	275,000	290,251
7.38%, 03/15/2032(a)	200,000	204,368
Bombardier, Inc.
7.88%, 04/15/2027(a)	262,000	262,287
6.00%, 02/15/2028(a)(b)	292,000	291,405
7.50%, 02/01/2029(a)	287,000	299,788
8.75%, 11/15/2030(a)	300,000	325,611
7.25%, 07/01/2031(a)	250,000	257,815
7.45%, 05/01/2034(a)	130,000	139,425
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
6.25%, 09/15/2027(a)	240,000	238,378
4.88%, 02/15/2030(a)	190,000	174,355
Dye & Durham Ltd., 8.63%, 04/15/2029(a)	200,000	204,820
Emera, Inc., Series 16-A, 6.75%, 06/15/2076(c)	420,000	419,370
Enerflex Ltd., 9.00%, 10/15/2027(a)	240,000	248,317
	Principal Amount	Value
Canada-(continued)
Garda World Security Corp.
4.63%, 02/15/2027(a)	$218,000	$ 210,065
9.50%, 11/01/2027(a)	234,000	235,672
6.00%, 06/01/2029(a)	200,000	185,622
goeasy Ltd.
9.25%, 12/01/2028(a)	200,000	214,650
7.63%, 07/01/2029(a)	200,000	204,717
Hudbay Minerals, Inc.
4.50%, 04/01/2026(a)	182,000	178,167
6.13%, 04/01/2029(a)(b)	182,000	182,103
Husky Injection Molding Systems Ltd. /Titan Co-Borrower LLC, 9.00%, 02/15/2029(a)	330,000	339,322
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/2028(a)	268,000	263,299
Jones Deslauriers Insurance Management, Inc., 8.50%, 03/15/2030(a)	276,000	289,740
Mattamy Group Corp.
5.25%, 12/15/2027(a)	190,000	186,007
4.63%, 03/01/2030(a)	230,000	215,584
MEG Energy Corp., 5.88%, 02/01/2029(a)	232,000	229,271
Methanex Corp.
5.13%, 10/15/2027	229,000	223,175
5.25%, 12/15/2029(b)	265,000	258,115
NOVA Chemicals Corp.
5.00%, 05/01/2025(a)	198,000	196,443
5.25%, 06/01/2027(a)	407,000	397,278
4.25%, 05/15/2029(a)	220,000	198,908
9.00%, 02/15/2030(a)	225,000	238,147
Open Text Corp.
3.88%, 02/15/2028(a)(b)	342,000	319,584
3.88%, 12/01/2029(a)	331,000	300,791
Open Text Holdings, Inc.
4.13%, 02/15/2030(a)(b)	342,000	312,250
4.13%, 12/01/2031(a)	253,000	226,075
Parkland Corp.
5.88%, 07/15/2027(a)	190,000	189,526
4.50%, 10/01/2029(a)	309,000	288,492
4.63%, 05/01/2030(a)	309,000	287,443
Ritchie Bros. Holdings, Inc.
6.75%, 03/15/2028(a)	210,000	214,677
7.75%, 03/15/2031(a)	308,000	324,248
Rogers Communications, Inc., 5.25%, 03/15/2082(a)(c)	252,000	244,492
Strathcona Resources Ltd., 6.88%, 08/01/2026(a)	195,000	195,973
Superior Plus L.P./Superior General Partner, Inc., 4.50%, 03/15/2029(a)	230,000	213,905
Telesat Canada/Telesat LLC, 5.63%, 12/06/2026(a)	190,000	91,054
		14,477,421
Cayman Islands-0.54%
Global Aircraft Leasing Co. Ltd., 7.25% PIK Rate, 6.50% Cash Rate, 09/15/2024(a)(d)	749,209	736,563
Chile-0.54%
AES Andes S.A., 8.15%, 06/10/2055(a)(c)	200,000	204,575
Agrosuper S.A., 4.60%, 01/20/2032(a)	70,000	62,294

See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
July 31, 2024
(Unaudited)
	Principal Amount	Value
Chile-(continued)
Falabella S.A., 3.38%, 01/15/2032(a)(b)	$240,000	$ 200,694
LATAM Airlines Group S.A., 13.38%, 10/15/2029(a)	230,000	266,100
		733,663
China-4.11%
Bank of Communications Co. Ltd., 3.80%(a)(c)(e)	850,000	831,608
Fortune Star (BVI) Ltd.
5.95%, 10/19/2025(a)	310,000	299,928
5.00%, 05/18/2026(a)	220,000	204,823
5.05%, 01/27/2027(a)	220,000	199,003
Franshion Brilliant Ltd.
4.25%, 07/23/2029(a)	200,000	154,783
6.00%(a)(c)(e)	220,000	200,312
Huarong Finance 2017 Co. Ltd., 4.25%, 11/07/2027(a)	300,000	282,396
Huarong Finance 2019 Co. Ltd., 4.50%, 05/29/2029(a)	200,000	184,896
Industrial and Commercial Bank of China Ltd., 3.20%(a)(c)(e)	2,082,000	1,993,515
Longfor Group Holdings Ltd.
4.50%, 01/16/2028(a)	200,000	158,451
3.95%, 09/16/2029(a)	300,000	217,909
Vanke Real Estate (Hong Kong) Co. Ltd., 3.98%, 11/09/2027(a)	330,000	207,133
West China Cement Ltd., 4.95%, 07/08/2026(a)	270,000	222,401
Yankuang Group (Cayman) Ltd., 2.90%, 11/30/2024(a)	220,000	217,007
Yanlord Land (HK) Co. Ltd., 5.13%, 05/20/2026(a)	220,000	194,146
		5,568,311
Colombia-4.08%
ABRA Global Finance, 5.50% PIK Rate, 6.00% Cash Rate, 03/02/2028(a)(d)	369,769	354,619
AI Candelaria (Spain) S.A., 5.75%, 06/15/2033(a)	270,000	220,402
Banco de Bogota S.A., 6.25%, 05/12/2026(a)	490,000	488,212
Canacol Energy Ltd., 5.75%, 11/24/2028(a)	220,000	108,774
Ecopetrol S.A.
5.38%, 06/26/2026	355,000	350,915
8.63%, 01/19/2029	289,000	306,778
6.88%, 04/29/2030	370,000	362,249
4.63%, 11/02/2031	260,000	215,507
8.88%, 01/13/2033	410,000	428,685
8.38%, 01/19/2036	350,000	348,467
7.38%, 09/18/2043	208,000	184,300
5.88%, 05/28/2045	420,000	303,667
5.88%, 11/02/2051	130,000	91,252
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/2029(a)	250,000	221,250
4.38%, 02/15/2031(a)	260,000	219,083
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A., 5.38%, 12/30/2030(a)	320,000	267,205
GeoPark Ltd., 5.50%, 01/17/2027(a)	220,000	206,712
Gran Tierra Energy, Inc., 9.50%, 10/15/2029(a)	200,000	190,024
Grupo Aval Ltd., 4.38%, 02/04/2030(a)	250,000	213,027
	Principal Amount	Value
Colombia-(continued)
Grupo de Inversiones Suramericana S.A., 5.50%, 04/29/2026(a)	$200,000	$ 197,392
SierraCol Energy Andina LLC, 6.00%, 06/15/2028(a)	270,000	242,948
		5,521,468
Costa Rica-0.15%
Instituto Costarricense de Electricidad, 6.38%, 05/15/2043(a)	220,000	196,559
Czech Republic-0.24%
Allwyn Entertainment Financing (UK) PLC, 7.88%, 04/30/2029(a)(b)	310,000	322,815
Finland-0.18%
Amer Sports Co., 6.75%, 02/16/2031(a)	250,000	248,832
France-3.06%
Altice France S.A.
8.13%, 02/01/2027(a)	560,000	446,868
5.50%, 01/15/2028(a)	480,000	351,204
5.13%, 07/15/2029(a)	900,000	629,475
5.50%, 10/15/2029(a)	670,000	469,286
Calderys Financing LLC, 11.25%, 06/01/2028(a)	210,000	224,855
Electricite de France S.A., 9.13%(a)(c)(e)	470,000	521,903
Iliad Holding S.A.S.U.
6.50%, 10/15/2026(a)	340,000	340,653
7.00%, 10/15/2028(a)	400,000	401,045
8.50%, 04/15/2031(a)	320,000	333,601
Vallourec SACA, 7.50%, 04/15/2032(a)	200,000	209,505
Viridien, 8.75%, 04/01/2027(a)	220,000	211,843
		4,140,238
Georgia-0.14%
Georgian Railway JSC, 4.00%, 06/17/2028(a)	220,000	196,075
Germany-1.84%
Cerdia Finanz GmbH, 10.50%, 09/01/2024(a)(f)	273,000	281,356
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/2028(a)	220,000	206,076
Mercer International, Inc., 5.13%, 02/01/2029(b)	330,000	279,971
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/2027(a)	680,000	666,804
ZF North America Capital, Inc.
4.75%, 04/29/2025(a)	306,000	302,742
6.88%, 04/14/2028(a)	120,000	123,085
7.13%, 04/14/2030(a)	120,000	124,723
6.75%, 04/23/2030(a)	265,000	270,404
6.88%, 04/23/2032(a)	230,000	237,951
		2,493,112
Ghana-0.56%
Kosmos Energy Ltd., 7.13%, 04/04/2026(a)	290,000	286,869
Tullow Oil PLC, 10.25%, 05/15/2026(a)	483,000	466,767
		753,636
Guatemala-0.62%
Central American Bottling Corp./CBC Bottling Holdco S.L./Beliv Holdco S.L., 5.25%, 04/27/2029(a)	379,000	364,129

See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
July 31, 2024
(Unaudited)
	Principal Amount	Value
Guatemala-(continued)
CT Trust, 5.13%, 02/03/2032(a)	$200,000	$ 178,650
Investment Energy Resources Ltd., 6.25%, 04/26/2029(a)	310,000	299,272
		842,051
Hong Kong-2.47%
Bank of Communications (Hong Kong) Ltd., 3.73%(a)(c)(e)	250,000	247,174
Bank of East Asia Ltd. (The)
5.83%(a)(c)(e)	290,000	284,351
5.88%(a)(c)(e)	290,000	289,348
CAS Capital No. 1 Ltd., 4.00%(a)(c)(e)	340,000	322,396
China CITIC Bank International Ltd.
3.25%(a)(c)(e)	270,000	258,221
4.80%(a)(c)(e)	270,000	265,975
Melco Resorts Finance Ltd.
4.88%, 06/06/2025(a)	250,000	246,100
5.25%, 04/26/2026(a)	220,000	213,071
5.63%, 07/17/2027(a)	270,000	257,773
5.75%, 07/21/2028(a)	180,000	169,028
5.38%, 12/04/2029(a)	320,000	289,228
Nanyang Commercial Bank Ltd., 6.50%(a)(c)(e)	290,000	292,193
Seaspan Corp., 5.50%, 08/01/2029(a)	237,000	213,780
		3,348,638
Hungary-0.23%
OTP Bank Nyrt., 8.75%, 05/15/2033(a)(c)	290,000	305,131
India-3.50%
Adani Green Energy Ltd., 4.38%, 09/08/2024(a)	340,000	338,686
CA Magnum Holdings, 5.38%, 10/31/2026(a)	250,000	241,474
Delhi International Airport Ltd.
6.13%, 10/31/2026(a)	200,000	199,962
6.45%, 06/04/2029(a)	220,000	221,640
Greenko Dutch B.V., 3.85%, 03/29/2026(a)	412,230	394,711
Greenko Power II Ltd., 4.30%, 12/13/2028(a)	216,875	202,805
Greenko Solar Mauritius Ltd.
5.55%, 01/29/2025(a)	220,000	218,966
5.95%, 07/29/2026(a)	240,000	239,235
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/2025(a)	150,000	149,625
JSW Hydro Energy Ltd., 4.13%, 05/18/2031(a)	243,200	218,835
JSW Steel Ltd.
3.95%, 04/05/2027(a)	220,000	208,546
5.05%, 04/05/2032(a)	220,000	201,579
Network i2i Ltd., 5.65%(a)(c)(e)	250,000	250,298
Periama Holdings LLC, 5.95%, 04/19/2026(a)	140,000	139,398
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/2028(a)	260,000	238,930
Shriram Finance Ltd., 6.63%, 04/22/2027(a)	200,000	201,442
UPL Corp. Ltd., 4.63%, 06/16/2030(a)	200,000	169,685
Vedanta Resources Finance II PLC
9.25%, 04/23/2026(a)	270,000	267,239
13.88%, 12/09/2028(a)	336,000	335,884
Vedanta Resources Ltd., 13.88%, 12/09/2028(a)	305,500	304,878
		4,743,818
	Principal Amount	Value
Indonesia-0.42%
PT Adaro Indonesia, 4.25%, 10/31/2024(a)	$340,000	$ 337,844
PT Cikarang Listrindo Tbk, 4.95%, 09/14/2026(a)	230,000	224,950
		562,794
Ireland-0.14%
AerCap Holdings N.V., 5.88%, 10/10/2079(c)	190,000	189,681
Israel-2.83%
Energian Israel Finance Ltd.
4.88%, 03/30/2026(a)	220,000	208,915
5.38%, 03/30/2028(a)	220,000	197,702
5.88%, 03/30/2031(a)	220,000	188,410
8.50%, 09/30/2033(a)	280,000	267,934
Leviathan Bond Ltd.
6.13%, 06/30/2025(a)	210,000	205,057
6.50%, 06/30/2027(a)	210,000	198,756
6.75%, 06/30/2030(a)	200,000	179,719
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/2036(b)	220,000	218,948
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/2026(b)	845,000	800,913
4.75%, 05/09/2027	320,000	310,513
6.75%, 03/01/2028	200,000	205,485
5.13%, 05/09/2029(b)	320,000	310,883
7.88%, 09/15/2029	200,000	216,197
4.10%, 10/01/2046	461,000	325,229
		3,834,661
Italy-2.27%
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.38%, 08/15/2026(a)	300,000	299,825
Intesa Sanpaolo S.p.A.
5.71%, 01/15/2026(a)(b)	470,000	469,652
4.20%, 06/01/2032(a)(c)	140,000	121,300
4.95%, 06/01/2042(a)(c)	340,000	263,822
Kedrion S.p.A., 6.50%, 09/01/2029(a)	200,000	185,273
Optics Bidco S.p.A.
6.38%, 11/15/2033(a)	200,000	197,100
6.00%, 09/30/2034(a)	200,000	190,000
Series 2036, 7.20%, 07/18/2036(a)	200,000	205,306
Telecom Italia Capital S.A., 7.20%, 07/18/2036(b)	186,000	185,881
UniCredit S.p.A.
5.86%, 06/19/2032(a)(c)	250,000	247,522
7.30%, 04/02/2034(a)(c)	200,000	207,232
5.46%, 06/30/2035(a)(c)	530,000	507,397
		3,080,310
Jamaica-0.07%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl US, 9.00% PIK Rate, 1.50% Cash Rate, 05/25/2027(d)	89,726	89,162
Japan-3.40%
Rakuten Group, Inc.
10.25%, 11/30/2024(a)	100,000	101,481
11.25%, 02/15/2027(a)	600,000	648,843
9.75%, 04/15/2029(a)	650,000	689,221
5.13%(a)(c)(e)	340,000	311,407
6.25%(a)(c)(e)	280,000	234,114
SoftBank Group Corp.
6.00%, 07/30/2025(a)	200,000	199,428

See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
July 31, 2024
(Unaudited)
	Principal Amount	Value
Japan-(continued)
4.00%, 07/06/2026(a)	$300,000	$ 289,440
5.13%, 09/19/2027(a)	550,000	528,445
4.63%, 07/06/2028(a)	360,000	335,072
5.25%, 07/06/2031(a)	410,000	373,295
6.88%(a)(b)(c)(e)	590,000	580,067
Universal Entertainment Corp., 8.75%, 12/11/2024(a)	289,000	314,974
		4,605,787
Jersey-0.22%
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/2029(a)	300,000	301,209
Kuwait-0.29%
Kuwait Projects Co. S.P.C Ltd.
4.23%, 10/29/2026(a)	220,000	203,633
4.50%, 02/23/2027(a)	200,000	183,132
		386,765
Luxembourg-1.09%
Albion Financing 1 S.a.r.l./Aggreko Holdings, Inc., 6.13%, 10/15/2026(a)	250,000	247,201
Altice Financing S.A.
5.00%, 01/15/2028(a)	540,000	432,189
5.75%, 08/15/2029(a)	720,000	547,464
INEOS Finance PLC, 7.50%, 04/15/2029(a)	250,000	255,294
		1,482,148
Macau-1.67%
Champion Path Holdings Ltd.
4.50%, 01/27/2026(a)	220,000	211,451
4.85%, 01/27/2028(a)	220,000	201,764
MGM China Holdings Ltd.
5.88%, 05/15/2026(a)(b)	340,000	336,474
4.75%, 02/01/2027(a)	140,000	133,723
Studio City Finance Ltd.
6.50%, 01/15/2028(a)	220,000	210,972
5.00%, 01/15/2029(a)	290,000	258,625
Wynn Macau Ltd.
4.88%, 10/01/2024(a)	270,000	269,245
5.50%, 01/15/2026(a)	250,000	245,961
5.63%, 08/26/2028(a)	410,000	388,700
		2,256,915
Mexico-3.74%
Alsea S.A.B. de C.V., 7.75%, 12/14/2026(a)	220,000	223,860
Borr IHC Ltd./Borr Finance LLC, 10.00%, 11/15/2028(a)	336,555	352,962
Braskem Idesa S.A.P.I.
7.45%, 11/15/2029(a)	200,000	161,242
6.99%, 02/20/2032(a)	340,000	257,185
CEMEX S.A.B. de C.V.
5.13%(a)(c)(e)	450,000	439,675
9.13%(a)(c)(e)	250,000	269,809
Grupo Aeromexico S.A.B. de C.V., 8.50%, 03/17/2027(a)	340,000	340,069
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(a)	220,000	175,453
Petroleos Mexicanos
6.88%, 10/16/2025	60,000	59,913
4.50%, 01/23/2026	70,000	66,996
6.88%, 08/04/2026	134,000	132,231
6.49%, 01/23/2027	100,000	96,586
6.50%, 03/13/2027	270,000	259,840
	Principal Amount	Value
Mexico-(continued)
5.35%, 02/12/2028	$100,000	$ 90,615
6.50%, 01/23/2029	80,000	72,837
8.75%, 06/02/2029	90,000	89,387
6.84%, 01/23/2030	160,000	143,333
5.95%, 01/28/2031	175,000	144,497
6.70%, 02/16/2032	450,000	383,950
10.00%, 02/07/2033	110,000	112,205
6.63%, 06/15/2035	136,000	105,695
6.50%, 06/02/2041	70,000	48,937
5.50%, 06/27/2044	50,000	30,777
6.38%, 01/23/2045	40,000	26,636
6.75%, 09/21/2047	370,000	250,707
6.35%, 02/12/2048	70,000	45,763
7.69%, 01/23/2050	490,000	360,209
6.95%, 01/28/2060	230,000	155,303
Total Play Telecomunicaciones S.A. de C.V., 6.38%, 09/20/2028(a)	282,000	173,079
		5,069,751
Moldova-0.15%
Aragvi Finance International DAC, 8.45%, 04/29/2026(a)	220,000	197,490
Morocco-1.10%
OCP S.A.
4.50%, 10/22/2025(a)	200,000	196,657
3.75%, 06/23/2031(a)	140,000	122,718
6.75%, 05/02/2034(a)	410,000	427,383
6.88%, 04/25/2044(a)	220,000	215,772
5.13%, 06/23/2051(a)	340,000	262,277
7.50%, 05/02/2054(a)	250,000	258,881
		1,483,688
Netherlands-1.51%
Sunrise FinCo I B.V., 4.88%, 07/15/2031(a)	360,000	326,326
Trivium Packaging Finance B.V.
5.50%, 08/15/2026(a)	270,000	264,736
8.50%, 08/15/2027(a)	310,000	304,470
VZ Secured Financing B.V., 5.00%, 01/15/2032(a)	480,000	421,628
Ziggo B.V., 4.88%, 01/15/2030(a)	440,000	401,092
Ziggo Bond Co. B.V.
6.00%, 01/15/2027(a)	130,000	129,365
5.13%, 02/28/2030(a)	220,000	194,570
		2,042,187
Nigeria-0.76%
Access Bank PLC, 6.13%, 09/21/2026(a)	20,000	19,050
IHS Holding Ltd.
5.63%, 11/29/2026(a)	220,000	210,052
6.25%, 11/29/2028(a)	220,000	196,810
IHS Netherlands Holdco B.V., 8.00%, 09/18/2027(a)	420,000	410,260
Seplat Energy PLC, 7.75%, 04/01/2026(a)	200,000	197,947
		1,034,119
Norway-0.23%
Seadrill Finance Ltd., 8.38%, 08/01/2030(a)	300,000	316,422
Oman-1.34%
Bank muscat SAOG, 4.75%, 03/17/2026(a)	220,000	216,177
Lamar Funding Ltd., 3.96%, 05/07/2025(a)	250,000	246,491

See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
July 31, 2024
(Unaudited)
	Principal Amount	Value
Oman-(continued)
Mazoon Assets Co. SAOC
5.20%, 11/08/2027(a)	$220,000	$ 218,472
5.50%, 02/14/2029(a)	200,000	199,281
OmGrid Funding Ltd., 5.20%, 05/16/2027(a)	220,000	216,486
OQ SAOC, 5.13%, 05/06/2028(a)	340,000	332,744
Oryx Funding Ltd., 5.80%, 02/03/2031(a)	270,000	269,223
Oztel Holdings SPC Ltd., 6.63%, 04/24/2028(a)	110,000	112,726
		1,811,600
Pakistan-0.13%
Pakistan Water & Power Development Authority, 7.50%, 06/04/2031(a)	235,000	178,446
Panama-0.79%
AES Panama Generation Holdings S.R.L., 4.38%, 05/31/2030(a)	386,052	341,025
C&W Senior Finance Ltd, 6.88%, 09/15/2027(a)	350,000	342,313
Empresa de Transmision Electrica S.A., 5.13%, 05/02/2049(a)	200,000	149,363
Telecomunicaciones Digitales S.A., 4.50%, 01/30/2030(a)	270,000	241,528
		1,074,229
Peru-0.76%
Cia de Minas Buenaventura S.A.A., 5.50%, 07/23/2026(a)	50,000	48,631
Peru LNG S.r.l., 5.38%, 03/22/2030(a)	220,000	193,821
Petroleos del Peru S.A.
4.75%, 06/19/2032(a)	450,000	339,144
5.63%, 06/19/2047(a)	700,000	450,091
		1,031,687
Poland-0.13%
Canpack S.A./Canpack US LLC, 3.88%, 11/15/2029(a)	200,000	179,661
Puerto Rico-0.33%
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027(a)	320,000	298,573
5.13%, 07/15/2029(a)	170,000	141,667
		440,240
Russia-0.03%
Chelyabinsk Pipe Plant Via Chelpipe Finance DAC, 4.50%, 09/19/2024(a)(g)(h)	300,000	0
O1 Properties Finance PLC, 0.50%, 09/27/2028(a)(g)	500,000	37,500
		37,500
Saudi Arabia-0.71%
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/2026(a)	390,000	368,831
Arabian Centres Sukuk III Ltd., 9.50%, 03/06/2029(a)	200,000	206,250
Dar Al-Arkan Sukuk Co. Ltd.
6.75%, 02/15/2025(a)	70,000	69,738
8.00%, 02/25/2029(a)	300,000	310,500
		955,319
	Principal Amount	Value
Singapore-0.44%
GLP Pte. Ltd.
3.88%, 06/04/2025(a)	$350,000	$ 330,053
4.50%(a)(c)(e)	399,000	259,954
		590,007
South Africa-2.15%
Bidvest Group UK PLC (The), 3.63%, 09/23/2026(a)	160,000	152,190
Eskom Holdings SOC Ltd.
7.13%, 02/11/2025(a)	413,000	413,300
8.45%, 08/10/2028(a)	20,000	20,537
Liquid Telecommunications Financing PLC, 5.50%, 09/04/2026(a)	280,000	171,077
MTN (Mauritius) Investments Ltd., 6.50%, 10/13/2026(a)	220,000	221,126
Sasol Financing USA LLC
4.38%, 09/18/2026(b)	290,000	277,826
6.50%, 09/27/2028(b)	340,000	333,220
8.75%, 05/03/2029(a)(b)	250,000	259,345
5.50%, 03/18/2031	380,000	330,859
Stillwater Mining Co.
4.00%, 11/16/2026(a)	300,000	278,295
4.50%, 11/16/2029(a)	240,000	199,530
Transnet SOC Ltd., 8.25%, 02/06/2028(a)	250,000	253,931
		2,911,236
South Korea-0.18%
Woori Bank, 4.25%(a)(c)(e)	250,000	249,059
Spain-0.08%
Codere Finance 2 (Luxembourg) S.A., 11.63% PIK Rate, 2.00% Cash Rate, 11/30/2027, (Acquired 03/01/2019 - 10/31/2022; Cost $201,229)(a)(d)(i)	209,644	3,669
Grifols S.A., 4.75%, 10/15/2028(a)	120,000	109,442
		113,111
Sweden-0.19%
Stena International S.A., 7.25%, 01/15/2031(a)	250,000	255,995
Switzerland-0.60%
Consolidated Energy Finance S.A.
5.63%, 10/15/2028(a)	90,000	72,122
12.00%, 02/15/2031(a)	200,000	197,698
Oriflame Investment Holding PLC, 5.13%, 05/04/2026(a)	260,000	66,300
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
7.88%, 05/01/2027(a)	195,000	176,711
6.38%, 02/01/2030(a)	380,000	303,171
		816,002
Thailand-0.48%
Bangkok Bank PCL, 3.73%, 09/25/2034(a)(c)	340,000	308,258
Kasikornbank PCL, 3.34%, 10/02/2031(a)(c)	360,000	339,800
		648,058
Trinidad-0.37%
Heritage Petroleum Co. Ltd., 9.00%, 08/12/2029(a)	220,000	230,340
Trinidad Generation Unlimited, 5.25%, 11/04/2027(a)	270,000	264,045
		494,385

See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
July 31, 2024
(Unaudited)
	Principal Amount	Value
Turkey-6.11%
Akbank T.A.S.
5.13%, 03/31/2025(a)	$220,000	$ 218,424
6.80%, 02/06/2026(a)	200,000	200,850
6.80%, 06/22/2031(a)(c)	240,000	236,671
Anadolu Efes Biracilik ve Malt Sanayii A.S., 3.38%, 06/29/2028(a)	220,000	193,398
Aydem Yenilenebilir Enerji A.S., 7.75%, 02/02/2027(a)	310,000	305,848
Eldorado Gold Corp., 6.25%, 09/01/2029(a)	195,000	190,707
Ford Otomotiv Sanayi A.S., 7.13%, 04/25/2029(a)	200,000	204,263
KOC Holding A.S., 6.50%, 03/11/2025(a)	340,000	340,259
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, 11/15/2028(a)	200,000	205,973
QNB Finansbank A.S.
6.88%, 09/07/2024(a)	290,000	290,349
7.25%, 05/21/2029(a)	200,000	201,605
Sisecam UK PLC
8.25%, 05/02/2029(a)	200,000	204,107
8.63%, 05/02/2032(a)	275,000	280,666
T.C. Ziraat Bankasi A.S.
5.38%, 03/02/2026(a)	270,000	265,217
9.50%, 08/01/2026(a)	220,000	231,911
8.00%, 01/16/2029(a)	200,000	204,656
Turk Telekomunikasyon A.S., 7.38%, 05/20/2029(a)	200,000	201,588
Turkiye Garanti Bankasi A.S., 8.38%, 02/28/2034(a)(c)	200,000	200,920
Turkiye Ihracat Kredi Bankasi A.S.
9.38%, 01/31/2026(a)	220,000	228,938
5.75%, 07/06/2026(a)	340,000	332,491
9.00%, 01/28/2027(a)	200,000	209,249
7.50%, 02/06/2028(a)	200,000	201,837
Turkiye Is Bankasi A.S., 7.75%, 01/22/2030(a)(c)	140,000	140,094
Turkiye Petrol Rafinerileri A.S., 4.50%, 10/18/2024(a)	310,000	308,988
Turkiye Vakiflar Bankasi T.A.O.
5.25%, 02/05/2025(a)	300,000	298,102
6.50%, 01/08/2026(a)	340,000	339,694
5.50%, 10/01/2026(a)	235,000	228,891
9.00%, 10/12/2028(a)	270,000	285,202
WE Soda Investments Holding PLC
9.50%, 10/06/2028(a)	350,000	360,404
9.38%, 02/14/2031(a)	200,000	206,438
Yapi ve Kredi Bankasi A.S.
8.25%, 10/15/2024(a)	100,000	100,422
9.25%, 10/16/2028(a)	290,000	310,694
7.88%, 01/22/2031(a)(c)	100,000	100,191
9.25%, 01/17/2034(a)(c)	220,000	227,102
Ziraat Katilim Varlik Kiralama A.S., 9.38%, 11/12/2026(a)	210,000	222,908
		8,279,057
Ukraine-0.12%
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/2026	200,000	159,000
United Arab Emirates-1.09%
DIB Tier 1 Sukuk (3) Ltd., 6.25%(a)(c)(e)	340,000	339,984
DP World Salaam, 6.00%(a)(c)(e)	470,000	467,605
Emirates NBD Bank PJSC, 6.13%(a)(c)(e)	250,000	248,630
	Principal Amount	Value
United Arab Emirates-(continued)
MAF Global Securities Ltd., 7.88%(a)(c)(e)	$220,000	$ 225,899
Shelf Drilling Holdings Ltd., 9.63%, 04/15/2029(a)	200,000	192,412
		1,474,530
United Kingdom-6.49%
180 Medical, Inc., 3.88%, 10/15/2029(a)	220,000	199,604
Ardonagh Finco Ltd., 7.75%, 02/15/2031(a)	250,000	253,783
Ardonagh Group Finance Ltd., 8.88%, 02/15/2032(a)	300,000	303,758
Avianca Midco 2 PLC, 9.00%, 12/01/2028(a)(b)	400,000	391,954
British Telecommunications PLC, 4.25%, 11/23/2081(a)(c)	240,000	228,900
Celtic Resources Holdings DAC, 4.13%, 10/09/2024(a)(g)(h)	300,000	0
Connect Finco S.a.r.l./Connect US Finco LLC, 6.75%, 10/01/2026(a)	703,000	691,486
eG Global Finance PLC, 12.00%, 11/30/2028(a)	200,000	214,341
Global Auto Holdings Ltd./AAG FH UK Ltd.
8.38%, 01/15/2029(a)	200,000	195,357
8.75%, 01/15/2032(a)	200,000	191,215
Harbour Energy PLC, 5.50%, 10/15/2026(a)	235,000	232,259
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/2031(a)	325,000	326,191
8.13%, 02/15/2032(a)	200,000	199,614
Ithaca Energy (North Sea) PLC, 9.00%, 07/15/2026(a)	280,000	284,906
Jaguar Land Rover Automotive PLC
7.75%, 10/15/2025(a)	310,000	310,570
4.50%, 10/01/2027(a)	220,000	210,274
Mclaren Finance PLC, 7.50%, 08/01/2026(a)	280,000	245,910
Standard Chartered PLC, 7.01%(a)(c)(e)	200,000	203,866
Virgin Media Finance PLC, 5.00%, 07/15/2030(a)	220,000	185,720
Virgin Media Secured Finance PLC
5.50%, 05/15/2029(a)	440,000	409,532
4.50%, 08/15/2030(a)	410,000	355,914
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/2028(a)	220,000	205,901
VMED 02 UK Financing I PLC, 7.75%, 04/15/2032(a)	250,000	250,188
VMED O2 UK Financing I PLC
4.25%, 01/31/2031(a)	410,000	346,809
4.75%, 07/15/2031(a)	430,000	369,812
Vodafone Group PLC
6.25%, 10/03/2078(a)(c)	440,000	439,716
7.00%, 04/04/2079(c)	771,000	799,400
3.25%, 06/04/2081(c)	188,000	177,638
4.13%, 06/04/2081(c)	380,000	335,108
5.13%, 06/04/2081(c)	313,000	235,743
		8,795,469
United States-3.12%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.13%, 08/15/2026(a)	350,000	296,417
Bausch & Lomb Corp., 8.38%, 10/01/2028(a)	450,000	462,902
CITGO Petroleum Corp., 7.00%, 06/15/2025(a)	100,000	100,015
CNG Holdings, Inc., 14.50%, 06/30/2026(a)	300,000	250,032

See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
July 31, 2024
(Unaudited)
	Principal Amount	Value
United States-(continued)
Constellium SE, 3.75%, 04/15/2029(a)	$250,000	$ 228,354
Dresdner Funding Trust I, 8.15%, 06/30/2031(a)	350,000	382,536
GFL Environmental, Inc.
3.75%, 08/01/2025(a)	292,000	288,934
5.13%, 12/15/2026(a)	195,000	193,662
4.00%, 08/01/2028(a)	287,000	270,125
3.50%, 09/01/2028(a)	287,000	267,079
4.75%, 06/15/2029(a)	286,000	272,651
4.38%, 08/15/2029(a)	210,000	196,413
6.75%, 01/15/2031(a)	200,000	205,913
Mohegan Tribal Gaming Authority, 7.88%, 10/15/2024(a)	500,000	500,347
OPENLANE, Inc., 5.13%, 06/01/2025(a)	86,000	85,511
Playtika Holding Corp., 4.25%, 03/15/2029(a)	231,000	205,455
Wesco Aircraft Holdings, Inc., 8.50%, 11/15/2024(a)(g)	296,000	23,495
WeWork Cos. US LLC, 7.88%, 05/01/2025(a)(g)(j)	100,000	1,000
		4,230,841
Uruguay-0.10%
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc., 10.75%, 07/01/2025(a)	135,000	134,855
Uzbekistan-0.20%
Uzbekneftegaz JSC, 4.75%, 11/16/2028(a)	310,000	263,847
Vietnam-0.18%
Mong Duong Finance Holdings B.V., 5.13%, 05/07/2029(a)	252,984	243,235
Zambia-0.92%
First Quantum Minerals Ltd.
6.88%, 10/15/2027(a)	670,000	659,244
9.38%, 03/01/2029(a)	200,000	210,600
8.63%, 06/01/2031(a)	380,000	378,570
		1,248,414
Total U.S. Dollar Denominated Bonds & Notes (Cost $129,357,214)		132,378,585
	Shares
Common Stocks & Other Equity Interests-0.21%
United States-0.21%
Hornbeck Offshore Services, Inc.(k)(l)	323	18,169
	Shares	Value
United States-(continued)
Hornbeck Offshore Services, Inc., Wts., TBA(k)(l)	3,246	$ 182,694
Hornbeck Offshore Services, Inc., Wts., TBA(k)(l)	2,673	76,180
PetroQuest Energy, Inc.(h)(k)	290	0
Premier Brands Group Holdings Co.(k)(m)	3,222	5,236
TRU Taj LLC/TRU Taj Finance, Inc.(k)	2,156	5,390
Total Common Stocks & Other Equity Interests (Cost $192,241)		287,669

Preferred Stocks-0.07%
Guitar Center Holdings, Inc., Series A, Pfd., 0.00%(h)(n) (Cost $220,500)	2,000	100,000
Money Market Funds-1.14%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(o)(p) (Cost $1,537,800)	1,537,800	1,537,800
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.17% (Cost $131,307,755)		134,304,054
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.92%
Invesco Private Government Fund, 5.30%(o)(p)(q)	2,048,271	2,048,271
Invesco Private Prime Fund, 5.48%(o)(p)(q)	4,608,739	4,610,122
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,658,393)		6,658,393
TOTAL INVESTMENTS IN SECURITIES-104.09% (Cost $137,966,148)		140,962,447
OTHER ASSETS LESS LIABILITIES-(4.09)%		(5,533,011)
NET ASSETS-100.00%		$135,429,436

See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
July 31, 2024
(Unaudited)
Investment Abbreviations:
DAC-Designated Activity Co.
Pfd.-Preferred
PIK-Pay-in-Kind
TBA-To Be Announced
Wts.-Warrants

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $117,331,300, which represented 86.64% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at July 31, 2024.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Perpetual bond with no specified maturity date.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at July 31, 2024 was $61,995, which represented less than 1% of the Fund’s Net Assets.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)	Restricted security. The value of this security at July 31, 2024 represented less than 1% of the Fund’s Net Assets.
(j)	The borrower has filed for protection in federal bankruptcy court.
(k)	Non-income producing security.
(l)	Acquired as part of the Hornbeck Offshore Services, Inc. reorganization.
(m)	Acquired as part of the Nine West Holding, Inc. reorganization.
(n)	Acquired as part of the Guitar Center, Inc. reorganization.
(o)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,053,548	$20,533,220	$(20,048,968)	$-	$-	$1,537,800	$32,537
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,358,201	16,940,733	(16,250,663)	-	-	2,048,271	77,773*
Invesco Private Prime Fund	3,493,247	28,089,788	(26,972,289)	(107)	(517)	4,610,122	214,190*
Total	$5,904,996	$65,563,741	$(63,271,920)	$(107)	$(517)	$8,196,193	$324,500

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(p)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(q)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco International Corporate Bond ETF (PICB)
July 31, 2024
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes-99.24%(a)
Australia-2.77%
APA Infrastructure Ltd., 3.50%, 03/22/2030(b)	GBP	184,000	$ 217,191
Australia & New Zealand Banking Group Ltd., 0.75%, 09/29/2026(b)	EUR	100,000	102,977
Australia and New Zealand Banking Group Ltd.
3.65%, 01/20/2026(b)	EUR	100,000	108,696
4.95%, 02/05/2029	AUD	300,000	198,513
BHP Billiton Finance Ltd., Series 12, 4.30%, 09/25/2042	GBP	350,000	397,851
Commonwealth Bank of Australia
4.20%, 08/18/2025	AUD	350,000	227,605
4.90%, 08/17/2028	AUD	300,000	198,279
Glencore Finance (Europe) Ltd., 3.13%, 03/26/2026(b)	GBP	146,000	182,430
National Australia Bank Ltd.
2.90%, 02/25/2027	AUD	500,000	313,568
2.13%, 05/24/2028(b)	EUR	100,000	104,805
1.38%, 08/30/2028(b)	EUR	200,000	202,227
4.85%, 03/22/2029	AUD	400,000	263,608
NBN Co. Ltd., 1.00%, 12/03/2025(b)	AUD	450,000	279,596
Sydney Airport Finance Co. Pty. Ltd., 4.38%, 05/03/2033(b)	EUR	100,000	114,419
Westpac Banking Corp.
3.70%, 01/16/2026(b)	EUR	100,000	108,702
5.00%, 01/15/2029	AUD	400,000	265,206
5.10%, 05/14/2029	AUD	400,000	266,251
			3,551,924
Belgium-0.17%
Belfius Bank S.A., 4.13%, 09/12/2029	EUR	200,000	224,381
Canada-20.48%
Bank of Montreal
3.65%, 04/01/2027	CAD	620,000	444,208
4.31%, 06/01/2027	CAD	800,000	582,709
4.71%, 12/07/2027	CAD	800,000	590,296
5.04%, 05/29/2028	CAD	700,000	523,572
4.54%, 12/18/2028	CAD	700,000	515,440
Bank of Nova Scotia (The)
5.50%, 12/29/2025	CAD	400,000	294,027
5.50%, 05/08/2026	CAD	500,000	369,474
1.85%, 11/02/2026	CAD	750,000	517,511
2.95%, 03/08/2027	CAD	800,000	563,350
4.68%, 02/01/2029	CAD	700,000	518,495
3.50%, 04/17/2029(b)	EUR	100,000	108,958
Bell Canada
3.00%, 03/17/2031	CAD	300,000	200,061
5.85%, 11/10/2032	CAD	450,000	353,501
5.15%, 08/24/2034	CAD	350,000	261,074
3.50%, 09/30/2050	CAD	450,000	244,742
Brookfield Finance II, Inc., 5.43%, 12/14/2032(b)	CAD	300,000	226,740
Canadian Imperial Bank of Commerce
1.10%, 01/19/2026	CAD	500,000	346,571
5.00%, 12/07/2026	CAD	400,000	295,449
2.25%, 01/07/2027	CAD	600,000	416,241
4.95%, 06/29/2027	CAD	700,000	518,242
5.05%, 10/07/2027	CAD	650,000	483,511
5.50%, 01/14/2028	CAD	400,000	302,219
	Principal Amount		Value
Canada-(continued)
CDP Financial, Inc., 3.00%, 04/11/2029(b)	EUR	250,000	$ 272,724
Coastal Gaslink Pipeline L.P.
Series J, 5.86%, 03/30/2049	CAD	350,000	279,630
Series K, 5.86%, 06/30/2049	CAD	350,000	278,009
CPPIB Capital, Inc.
4.45%, 09/01/2027(b)	AUD	450,000	295,492
4.20%, 05/02/2028(b)	AUD	500,000	325,112
Federation des caisses Desjardins du Quebec
5.20%, 10/01/2025	CAD	300,000	219,015
1.09%, 01/21/2026	CAD	300,000	207,845
4.41%, 05/19/2027	CAD	400,000	291,980
5.47%, 11/17/2028	CAD	400,000	304,590
National Bank of Canada
5.30%, 11/03/2025	CAD	400,000	292,606
2.24%, 11/04/2026(b)	CAD	325,000	226,137
5.22%, 06/14/2028	CAD	550,000	414,133
Ontario Teachers’ Finance Trust, 0.90%, 05/20/2041(b)	EUR	200,000	148,361
Original Wempi, Inc., 7.79%, 10/04/2027	CAD	400,000	311,719
Rogers Communications, Inc.
3.65%, 03/31/2027	CAD	500,000	356,357
3.25%, 05/01/2029	CAD	400,000	276,399
4.25%, 04/15/2032	CAD	300,000	211,708
6.75%, 11/09/2039	CAD	520,000	429,829
Royal Bank of Canada
3.37%, 09/29/2025	CAD	1,000,000	715,625
5.34%, 06/23/2026	CAD	400,000	295,533
5.24%, 11/02/2026	CAD	600,000	445,141
2.33%, 01/28/2027	CAD	800,000	556,441
3.63%, 06/14/2027(b)	GBP	100,000	124,348
4.61%, 07/26/2027	CAD	750,000	552,012
4.64%, 01/17/2028	CAD	700,000	517,000
5.00%, 01/24/2028(b)	GBP	200,000	259,663
4.63%, 05/01/2028	CAD	850,000	628,131
2.13%, 04/26/2029(b)	EUR	200,000	206,348
5.23%, 06/24/2030	CAD	400,000	305,934
4.83%, 08/08/2034(c)	CAD	400,000	293,225
Suncor Energy, Inc., 5.60%, 11/17/2025	CAD	400,000	293,480
TELUS Corp., 5.25%, 11/15/2032	CAD	400,000	302,193
Toronto-Dominion Bank (The)
2.67%, 09/09/2025	CAD	1,150,000	816,842
1.13%, 12/09/2025	CAD	600,000	417,309
4.34%, 01/27/2026	CAD	500,000	362,094
5.42%, 07/10/2026	CAD	500,000	369,992
2.26%, 01/07/2027	CAD	550,000	382,064
0.50%, 01/18/2027(b)	EUR	100,000	101,260
2.88%, 04/05/2027(b)	GBP	300,000	365,982
4.21%, 06/01/2027	CAD	1,000,000	726,577
2.55%, 08/03/2027(b)	EUR	200,000	212,451
5.38%, 10/21/2027	CAD	700,000	526,623
4.48%, 01/18/2028	CAD	700,000	513,752
5.49%, 09/08/2028	CAD	500,000	381,042
3.63%, 12/13/2029(b)	EUR	150,000	164,566
1.95%, 04/08/2030(b)	EUR	200,000	200,171
3.56%, 04/16/2031(b)	EUR	100,000	108,900
3.13%, 08/03/2032(b)	EUR	100,000	105,347
See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2024
(Unaudited)
	Principal Amount		Value
Canada-(continued)
TransCanada PipeLines Ltd.
3.80%, 04/05/2027	CAD	650,000	$ 467,325
5.28%, 07/15/2030(b)	CAD	400,000	303,525
4.18%, 07/03/2048(b)	CAD	400,000	248,333
4.34%, 10/15/2049(b)	CAD	300,000	189,399
			26,276,665
China-0.07%
Prosus N.V., 1.29%, 07/13/2029(b)	EUR	100,000	94,085
Denmark-0.99%
Novo Nordisk Finance (Netherlands) B.V.
3.13%, 01/21/2029(b)	EUR	100,000	109,280
3.25%, 01/21/2031(b)	EUR	100,000	109,695
3.38%, 05/21/2034(b)	EUR	200,000	219,815
Orsted A/S
4.88%, 01/12/2032(b)	GBP	300,000	383,731
5.75%, 04/09/2040(b)	GBP	150,000	197,931
5.38%, 09/13/2042(b)	GBP	200,000	253,000
			1,273,452
Finland-0.85%
Nordea Bank Abp
1.13%, 02/16/2027(b)	EUR	130,000	133,763
4.13%, 05/05/2028(b)	EUR	200,000	223,046
0.50%, 11/02/2028(b)	EUR	100,000	96,653
2.50%, 05/23/2029(b)	EUR	200,000	209,393
3.63%, 03/15/2034(b)	EUR	100,000	109,720
OP Corporate Bank PLC
2.88%, 12/15/2025(b)	EUR	200,000	215,084
0.10%, 11/16/2027(b)	EUR	100,000	98,485
			1,086,144
France-24.71%
Action Logement Services
4.13%, 10/03/2038(b)	EUR	100,000	114,274
0.75%, 07/19/2041(b)	EUR	100,000	69,016
3.63%, 05/25/2043(b)	EUR	200,000	212,733
Aeroports de Paris S.A., 2.75%, 04/02/2030(b)	EUR	200,000	210,822
Airbus SE
1.63%, 06/09/2030(b)	EUR	200,000	199,289
2.38%, 06/09/2040(b)	EUR	100,000	93,435
ALD S.A., 4.88%, 10/06/2028(b)	EUR	100,000	114,089
Banque Federative du Credit Mutuel S.A.
3.00%, 09/11/2025(b)	EUR	100,000	107,500
1.25%, 12/05/2025(b)	GBP	200,000	244,228
1.63%, 01/19/2026(b)	EUR	100,000	105,687
5.00%, 01/19/2026(b)	GBP	200,000	257,540
2.38%, 03/24/2026(b)	EUR	100,000	106,259
0.01%, 05/11/2026(b)	EUR	200,000	204,515
0.75%, 06/08/2026(b)	EUR	200,000	206,826
1.00%, 07/16/2026(b)	GBP	200,000	239,169
1.25%, 05/26/2027(b)	EUR	200,000	205,444
3.13%, 09/14/2027(b)	EUR	200,000	215,953
3.88%, 01/26/2028(b)	EUR	100,000	109,638
5.38%, 05/25/2028(b)	GBP	200,000	263,359
0.25%, 07/19/2028(b)	EUR	100,000	95,602
0.63%, 11/03/2028(b)	EUR	200,000	192,192
4.13%, 03/13/2029(b)	EUR	200,000	224,103
1.75%, 03/15/2029(b)	EUR	100,000	100,316
1.88%, 06/18/2029(b)	EUR	100,000	99,488
	Principal Amount		Value
France-(continued)
5.00%, 10/22/2029(b)	GBP	200,000	$ 260,175
2.63%, 11/06/2029(b)	EUR	100,000	103,630
0.75%, 01/17/2030(b)	EUR	100,000	93,661
4.38%, 05/02/2030(b)	EUR	200,000	224,757
1.25%, 06/03/2030(b)	EUR	100,000	94,956
0.63%, 02/21/2031(b)	EUR	100,000	89,673
4.75%, 11/10/2031(b)	EUR	200,000	230,427
1.13%, 01/19/2032(b)	EUR	200,000	181,548
5.13%, 01/13/2033(b)	EUR	200,000	229,773
3.75%, 02/01/2033(b)	EUR	200,000	221,267
4.13%, 06/14/2033(b)	EUR	200,000	227,110
4.38%, 01/11/2034(b)	EUR	100,000	108,037
3.75%, 02/03/2034(b)	EUR	100,000	110,608
BNP Paribas S.A.
1.50%, 11/17/2025(b)	EUR	100,000	105,631
3.38%, 01/23/2026(b)	GBP	300,000	377,161
1.13%, 06/11/2026(b)	EUR	200,000	208,031
0.13%, 09/04/2026(b)	EUR	100,000	101,683
2.25%, 01/11/2027(b)	EUR	100,000	105,345
1.88%, 12/14/2027(b)	GBP	300,000	350,673
1.50%, 05/23/2028(b)	EUR	100,000	101,194
1.38%, 05/28/2029(b)	EUR	200,000	196,425
3.63%, 09/01/2029(b)	EUR	200,000	218,052
1.63%, 07/02/2031(b)	EUR	100,000	93,740
1.25%, 07/13/2031(b)	GBP	300,000	304,125
2.10%, 04/07/2032(b)	EUR	200,000	194,975
5.75%, 06/13/2032(b)	GBP	300,000	400,351
0.63%, 12/03/2032(b)	EUR	200,000	171,337
4.13%, 05/24/2033(b)	EUR	100,000	114,509
4.10%, 02/13/2034(b)	EUR	200,000	222,264
2.00%, 09/13/2036(b)	GBP	200,000	187,911
Bouygues S.A.
2.25%, 06/29/2029(b)	EUR	200,000	207,912
0.50%, 02/11/2030(b)	EUR	100,000	93,965
3.88%, 07/17/2031(b)	EUR	100,000	112,245
4.63%, 06/07/2032(b)	EUR	200,000	234,649
3.25%, 06/30/2037(b)	EUR	100,000	104,568
5.38%, 06/30/2042(b)	EUR	100,000	127,397
BPCE S.A.
0.25%, 01/15/2026(b)	EUR	200,000	206,897
0.38%, 02/02/2026(b)	EUR	100,000	103,525
3.63%, 04/17/2026(b)	EUR	100,000	108,984
0.50%, 02/24/2027(b)	EUR	100,000	100,772
1.75%, 04/26/2027(b)	EUR	100,000	104,322
3.50%, 01/25/2028(b)	EUR	200,000	218,240
4.38%, 07/13/2028(b)	EUR	100,000	111,602
1.00%, 10/05/2028(b)	EUR	100,000	99,207
5.25%, 04/16/2029(b)	GBP	300,000	381,724
0.25%, 01/14/2031(b)	EUR	200,000	178,431
0.75%, 03/03/2031(b)	EUR	100,000	90,403
1.00%, 01/14/2032(b)	EUR	100,000	90,049
4.00%, 11/29/2032(b)	EUR	200,000	225,676
4.50%, 01/13/2033(b)	EUR	200,000	228,340
3.88%, 01/25/2036(b)	EUR	200,000	221,716
Capgemini SE, 2.38%, 04/15/2032(b)	EUR	200,000	203,904
Carrefour S.A., 2.63%, 12/15/2027(b)	EUR	100,000	105,981
Cie de Saint-Gobain S.A.
3.75%, 11/29/2026(b)	EUR	100,000	109,434
3.88%, 11/29/2030(b)	EUR	200,000	221,715
1.88%, 03/15/2031(b)	EUR	200,000	197,117
3.63%, 04/08/2034(b)	EUR	100,000	108,995

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2024
(Unaudited)
	Principal Amount		Value
France-(continued)
Coentreprise de Transport d’Electricite S.A.
1.50%, 07/29/2028(b)	EUR	200,000	$ 201,918
2.13%, 07/29/2032(b)	EUR	100,000	98,123
Credit Agricole Assurances S.A.
2.00%, 07/17/2030(b)	EUR	200,000	193,078
1.50%, 10/06/2031(b)	EUR	200,000	181,701
Credit Agricole S.A.
1.00%, 09/18/2025(b)	EUR	200,000	210,952
0.38%, 10/21/2025(b)	EUR	200,000	208,606
1.25%, 04/14/2026(b)	EUR	300,000	314,630
1.88%, 12/20/2026(b)	EUR	200,000	209,591
1.38%, 05/03/2027(b)	EUR	300,000	310,107
3.38%, 07/28/2027(b)	EUR	200,000	217,608
0.13%, 12/09/2027	EUR	300,000	292,640
0.38%, 04/20/2028(b)	EUR	200,000	194,659
1.13%, 02/24/2029(b)	EUR	300,000	296,838
1.75%, 03/05/2029(b)	EUR	300,000	302,300
2.00%, 03/25/2029(b)	EUR	100,000	101,270
1.00%, 07/03/2029(b)	EUR	200,000	195,348
2.50%, 08/29/2029(b)	EUR	200,000	208,760
4.88%, 10/23/2029(b)	GBP	300,000	388,881
4.13%, 03/07/2030(b)	EUR	100,000	112,721
3.88%, 04/20/2031(b)	EUR	200,000	223,054
0.88%, 01/14/2032(b)	EUR	200,000	178,815
1.13%, 07/12/2032(b)	EUR	200,000	181,522
4.00%, 01/18/2033(b)	EUR	200,000	225,906
4.38%, 11/27/2033(b)	EUR	200,000	228,285
3.75%, 01/22/2034(b)	EUR	200,000	221,590
3.88%, 11/28/2034(b)	EUR	200,000	224,391
4.13%, 02/26/2036(b)	EUR	200,000	222,893
Credit Mutuel Arkea S.A., 3.38%, 09/19/2027(b)	EUR	100,000	108,807
Electricite de France S.A.
1.00%, 10/13/2026(b)	EUR	200,000	206,048
4.13%, 03/25/2027(b)	EUR	100,000	110,821
6.25%, 05/30/2028(b)	GBP	200,000	269,553
4.38%, 10/12/2029(b)	EUR	100,000	112,941
4.63%, 04/26/2030(b)	EUR	200,000	229,732
2.00%, 10/02/2030(b)	EUR	100,000	100,306
5.88%, 07/18/2031	GBP	200,000	266,299
4.25%, 01/25/2032(b)	EUR	100,000	112,571
1.00%, 11/29/2033(b)	EUR	300,000	257,080
6.13%, 06/02/2034(b)	GBP	500,000	667,797
4.75%, 10/12/2034(b)	EUR	200,000	233,629
5.50%, 03/27/2037(b)	GBP	200,000	248,243
5.50%, 10/17/2041(b)	GBP	500,000	607,136
4.63%, 01/25/2043(b)	EUR	200,000	223,386
2.00%, 12/09/2049(b)	EUR	200,000	141,357
5.13%, 09/22/2050(b)	GBP	300,000	335,601
5.63%, 01/25/2053(b)	GBP	200,000	237,729
6.00%, 01/23/2114(b)	GBP	500,000	604,061
ENGIE S.A.
2.38%, 05/19/2026(b)	EUR	200,000	213,479
3.63%, 01/11/2030(b)	EUR	100,000	109,785
4.00%, 01/11/2035(b)	EUR	100,000	111,435
5.63%, 04/03/2053(b)	GBP	300,000	379,696
5.00%, 10/01/2060(b)	GBP	350,000	407,869
EssilorLuxottica S.A., 0.38%, 01/05/2026(b)	EUR	200,000	208,057
	Principal Amount		Value
France-(continued)
Holding d’Infrastructures de Transport S.A.S.U., 1.48%, 01/18/2031(b)	EUR	100,000	$ 94,839
Kering S.A.
3.63%, 09/05/2031(b)	EUR	200,000	218,797
3.88%, 09/05/2035(b)	EUR	200,000	219,789
La Banque Postale S.A., 4.00%, 05/03/2028(b)	EUR	200,000	221,633
Orange S.A.
8.13%, 01/28/2033	EUR	150,000	221,631
0.63%, 12/16/2033(b)	EUR	200,000	171,642
5.38%, 11/22/2050(b)	GBP	150,000	196,373
RTE Reseau de Transport d’Electricite SADIR
1.63%, 11/27/2025(b)	EUR	100,000	105,828
3.75%, 07/04/2035(b)	EUR	100,000	110,833
Societe Generale S.A.
0.13%, 02/24/2026(b)	EUR	200,000	206,430
4.25%, 09/28/2026(b)	EUR	200,000	220,686
0.75%, 01/25/2027(b)	EUR	200,000	203,005
4.13%, 06/02/2027(b)	EUR	200,000	221,432
0.25%, 07/08/2027(b)	EUR	200,000	198,225
4.00%, 11/16/2027(b)	EUR	200,000	221,043
0.13%, 02/18/2028(b)	EUR	100,000	96,818
2.13%, 09/27/2028(b)	EUR	200,000	204,507
1.75%, 03/22/2029(b)	EUR	100,000	99,763
2.63%, 05/30/2029(b)	EUR	100,000	105,235
1.25%, 06/12/2030(b)	EUR	200,000	189,371
4.25%, 11/16/2032(b)	EUR	200,000	228,740
5.63%, 06/02/2033(b)	EUR	100,000	115,802
6.25%, 06/22/2033(b)	GBP	200,000	276,991
Suez S.A.
2.88%, 05/24/2034(b)	EUR	100,000	100,963
6.63%, 10/05/2043(b)	GBP	200,000	282,659
TotalEnergies Capital Canada Ltd., 2.13%, 09/18/2029(b)	EUR	200,000	206,805
TotalEnergies Capital International S.A.
2.50%, 03/25/2026(b)	EUR	200,000	214,414
1.62%, 05/18/2040(b)	EUR	100,000	83,381
Unibail-Rodamco-Westfield SE
0.63%, 05/04/2027(b)	EUR	200,000	201,876
1.38%, 12/04/2031(b)	EUR	100,000	92,747
			31,700,139
Germany-8.68%
Amprion GmbH, 3.97%, 09/22/2032(b)	EUR	100,000	112,198
Aroundtown S.A., 0.38%, 04/15/2027(b)	EUR	200,000	194,536
BASF SE, 1.50%, 03/17/2031(b)	EUR	100,000	97,555
Bayer AG
0.75%, 01/06/2027(b)	EUR	200,000	202,655
0.38%, 01/12/2029(b)	EUR	100,000	94,552
0.63%, 07/12/2031(b)	EUR	200,000	174,624
1.38%, 07/06/2032(b)	EUR	100,000	90,099
4.63%, 05/26/2033(b)	EUR	200,000	227,608
Bayer Capital Corp. B.V.
1.50%, 06/26/2026(b)	EUR	200,000	208,968
2.13%, 12/15/2029(b)	EUR	300,000	300,597
BMW US Capital LLC
3.00%, 11/02/2027(b)	EUR	100,000	108,138
3.38%, 02/02/2034(b)	EUR	100,000	108,159

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2024
(Unaudited)
	Principal Amount		Value
Germany-(continued)
Commerzbank AG
1.00%, 03/04/2026(b)	EUR	145,000	$ 151,979
0.50%, 12/04/2026(b)	EUR	139,000	142,144
Daimler International Finance B.V., 3.25%, 11/15/2030(b)	EUR	100,000	108,815
Deutsche Bahn Finance GmbH
0.63%, 04/15/2036(b)	EUR	200,000	162,208
0.63%, 12/08/2050(b)	EUR	100,000	56,935
1.13%, 05/29/2051(b)	EUR	100,000	65,851
Deutsche Bank AG, 1.63%, 01/20/2027(b)	EUR	200,000	206,971
Deutsche Boerse AG
3.88%, 09/28/2026(b)	EUR	100,000	109,889
3.88%, 09/28/2033(b)	EUR	200,000	227,190
Deutsche Lufthansa AG, 3.00%, 05/29/2026(b)	EUR	200,000	213,549
E.ON International Finance B.V.
6.25%, 06/03/2030(b)	GBP	200,000	275,273
6.38%, 06/07/2032	GBP	300,000	419,277
4.75%, 01/31/2034(b)	GBP	200,000	248,585
5.88%, 10/30/2037(b)	GBP	300,000	403,629
6.75%, 01/27/2039(b)	GBP	250,000	360,673
6.13%, 07/06/2039(b)	GBP	350,000	477,867
E.ON SE
3.88%, 01/12/2035(b)	EUR	166,000	184,370
4.13%, 03/25/2044(b)	EUR	150,000	165,924
Grand City Properties S.A., 0.13%, 01/11/2028(b)	EUR	100,000	95,097
Heidelberg Materials Finance (Luxembourg) S.A., 1.63%, 04/07/2026(b)	EUR	100,000	105,540
Landesbank Baden-Wuerttemberg, 0.38%, 02/18/2027(b)	EUR	200,000	200,429
Mercedes-Benz Group AG, 2.13%, 07/03/2037(b)(d)	EUR	150,000	142,516
Robert Bosch GmbH
3.63%, 06/02/2030(b)	EUR	100,000	109,850
4.00%, 06/02/2035(b)	EUR	200,000	223,352
4.38%, 06/02/2043(b)	EUR	200,000	224,524
RWE AG
2.13%, 05/24/2026(b)	EUR	133,000	141,476
2.75%, 05/24/2030(b)	EUR	100,000	105,367
Siemens Financieringsmaatschappij N.V.
3.00%, 11/22/2028(b)	EUR	100,000	109,110
3.13%, 05/22/2032(b)	EUR	200,000	217,977
3.38%, 02/22/2037(b)	EUR	100,000	108,669
3.63%, 02/22/2044(b)	EUR	200,000	217,297
Traton Finance Luxembourg S.A., 0.75%, 03/24/2029(b)	EUR	200,000	192,463
Volkswagen Bank GmbH, 4.25%, 01/07/2026(b)	EUR	200,000	218,576
Volkswagen Financial Services N.V., 2.13%, 01/18/2028(b)	GBP	200,000	233,911
Volkswagen Financial Services Overseas AG
0.13%, 02/12/2027(b)	EUR	100,000	100,022
0.88%, 01/31/2028(b)	EUR	130,000	129,663
Volkswagen International Finance N.V.
4.13%, 11/15/2025(b)	EUR	100,000	109,253
3.88%, 03/29/2026(b)	EUR	100,000	109,063
1.88%, 03/30/2027(b)	EUR	200,000	208,723
	Principal Amount		Value
Germany-(continued)
0.88%, 09/22/2028(b)	EUR	300,000	$ 292,684
1.63%, 01/16/2030(b)	EUR	75,000	73,726
3.25%, 11/18/2030(b)	EUR	100,000	106,582
4.13%, 11/16/2038(b)	EUR	200,000	222,123
Volkswagen Leasing GmbH, 0.38%, 07/20/2026(b)	EUR	200,000	204,475
Vonovia SE
0.38%, 06/16/2027(b)	EUR	100,000	99,622
0.25%, 09/01/2028(b)	EUR	200,000	190,419
0.63%, 12/14/2029(b)	EUR	100,000	93,228
0.75%, 09/01/2032(b)	EUR	200,000	171,479
1.00%, 06/16/2033(b)	EUR	100,000	85,035
Wintershall Dea Finance B.V.
0.84%, 09/25/2025(b)	EUR	100,000	104,710
1.33%, 09/25/2028(b)	EUR	200,000	198,106
1.82%, 09/25/2031(b)	EUR	100,000	93,960
			11,139,845
Ireland-0.08%
Smurfit Kappa Acquisitions ULC, 2.88%, 01/15/2026(b)	EUR	100,000	107,341
Italy-5.37%
Assicurazioni Generali S.p.A., 4.13%, 05/04/2026(b)	EUR	100,000	109,333
ASTM S.p.A.
1.50%, 01/25/2030(b)	EUR	125,000	121,386
2.38%, 11/25/2033(b)	EUR	200,000	188,925
Autostrade per l’Italia S.p.A.
2.00%, 12/04/2028(b)	EUR	100,000	101,571
2.00%, 01/15/2030(b)	EUR	200,000	197,836
Enel Finance International N.V.
1.38%, 06/01/2026(b)	EUR	50,000	52,498
0.38%, 06/17/2027(b)	EUR	100,000	100,451
3.88%, 03/09/2029(b)	EUR	200,000	223,017
2.88%, 04/11/2029(b)	GBP	300,000	354,949
0.88%, 09/28/2034(b)	EUR	170,000	141,988
3.88%, 01/23/2035(b)	EUR	100,000	109,648
0.88%, 06/17/2036(b)	EUR	100,000	79,297
5.75%, 09/14/2040(b)	GBP	450,000	587,423
Enel S.p.A., 5.75%, 06/22/2037(b)	GBP	180,000	238,796
Eni S.p.A.
3.75%, 09/12/2025(b)	EUR	100,000	108,660
1.50%, 02/02/2026(b)	EUR	150,000	158,050
1.25%, 05/18/2026(b)	EUR	100,000	104,542
0.38%, 06/14/2028(b)	EUR	200,000	195,233
3.63%, 01/29/2029(b)	EUR	100,000	110,723
0.63%, 01/23/2030(b)	EUR	100,000	94,643
2.00%, 05/18/2031(b)	EUR	150,000	149,527
4.25%, 05/19/2033(b)	EUR	200,000	227,179
3.88%, 01/15/2034(b)	EUR	100,000	110,263
Intesa Sanpaolo S.p.A.
0.63%, 02/24/2026(b)	EUR	250,000	259,059
4.00%, 05/19/2026(b)	EUR	200,000	219,220
1.00%, 11/19/2026(b)	EUR	202,000	208,088
4.75%, 09/06/2027(b)	EUR	150,000	169,167
0.75%, 03/16/2028(b)	EUR	200,000	198,174
1.75%, 03/20/2028(b)	EUR	150,000	154,037
1.75%, 07/04/2029(b)	EUR	100,000	100,788
4.88%, 05/19/2030(b)	EUR	100,000	116,260
5.13%, 08/29/2031(b)	EUR	200,000	237,119
6.63%, 05/31/2033(b)	GBP	300,000	414,226

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2024
(Unaudited)
	Principal Amount		Value
Italy-(continued)
Ryanair DAC, 0.88%, 05/25/2026(b)	EUR	100,000	$ 103,539
Snam S.p.A., 0.88%, 10/25/2026(b)	EUR	209,000	215,043
UniCredit S.p.A.
0.33%, 01/19/2026(b)	EUR	150,000	155,514
2.13%, 10/24/2026(b)	EUR	159,000	168,571
0.85%, 01/19/2031(b)	EUR	213,000	196,085
4.00%, 03/05/2034(b)	EUR	100,000	110,177
			6,891,005
Japan-2.53%
Mizuho Financial Group, Inc.
5.63%, 06/13/2028(b)	GBP	200,000	264,281
0.69%, 10/07/2030(b)	EUR	100,000	91,939
NTT Finance Corp.
Series 16, 0.18%, 12/19/2025	JPY	100,000,000	660,981
Series 17, 0.28%, 12/20/2027	JPY	100,000,000	652,710
Series 18, 0.38%, 09/20/2030	JPY	100,000,000	638,355
Sumitomo Mitsui Financial Group, Inc.
1.55%, 06/15/2026(b)	EUR	200,000	209,957
0.63%, 10/23/2029(b)	EUR	125,000	118,167
Takeda Pharmaceutical Co. Ltd.
2.25%, 11/21/2026(b)	EUR	200,000	211,929
3.00%, 11/21/2030(b)	EUR	200,000	212,459
1.38%, 07/09/2032	EUR	100,000	93,214
2.00%, 07/09/2040	EUR	100,000	85,398
			3,239,390
Luxembourg-0.08%
Logicor Financing S.a.r.l., 1.63%, 07/15/2027(b)	EUR	100,000	102,173
Netherlands-3.84%
ABN AMRO Bank N.V.
0.60%, 01/15/2027(b)	EUR	200,000	203,368
4.00%, 01/16/2028(b)	EUR	100,000	110,721
5.13%, 02/22/2028(b)	GBP	200,000	260,243
4.38%, 10/20/2028(b)	EUR	200,000	224,922
0.50%, 09/23/2029(b)	EUR	100,000	93,795
4.25%, 02/21/2030(b)	EUR	100,000	112,940
3.88%, 01/15/2032(b)	EUR	100,000	110,111
1.00%, 06/02/2033(b)	EUR	100,000	89,923
1.25%, 01/20/2034(b)	EUR	200,000	178,394
4.50%, 11/21/2034(b)	EUR	200,000	233,624
Cooperatieve Rabobank U.A.
4.63%, 05/23/2029(b)	GBP	400,000	502,012
4.00%, 01/10/2030(b)	EUR	200,000	224,541
1.13%, 05/07/2031(b)	EUR	200,000	188,986
3.82%, 07/26/2034(b)	EUR	100,000	111,149
ING Bank N.V., 4.13%, 10/02/2026(b)	EUR	100,000	110,650
ING Groep N.V.
2.13%, 01/10/2026(b)	EUR	200,000	213,063
3.00%, 02/18/2026(b)	GBP	400,000	500,467
1.38%, 01/11/2028(b)	EUR	100,000	102,252
2.00%, 09/20/2028(b)	EUR	200,000	206,517
2.50%, 11/15/2030(b)	EUR	200,000	206,478
Koninklijke KPN N.V.
5.75%, 09/17/2029(b)	GBP	214,000	286,151
3.88%, 02/16/2036(b)	EUR	100,000	109,613
	Principal Amount		Value
Netherlands-(continued)
LeasePlan Corp. N.V.
0.25%, 02/23/2026(b)	EUR	100,000	$ 103,212
0.25%, 09/07/2026(b)	EUR	200,000	203,596
TenneT Holding B.V., 4.50%, 10/28/2034(b)	EUR	200,000	235,798
			4,922,526
New Zealand-0.17%
Bank of New Zealand, 5.87%, 09/01/2028(b)	NZD	350,000	218,517
Norway-1.38%
Equinor ASA
1.38%, 05/22/2032(b)	EUR	100,000	95,293
1.63%, 02/17/2035(b)	EUR	100,000	92,359
Norway Government Bond
Series 478, 1.50%, 02/19/2026(b)	NOK	2,600,000	229,697
Series 479, 1.75%, 02/17/2027(b)	NOK	5,000,000	438,396
Series 480, 2.00%, 04/26/2028(b)	NOK	3,800,000	330,923
Series 481, 1.75%, 09/06/2029(b)	NOK	1,000,000	84,539
Series 482, 1.38%, 08/19/2030(b)	NOK	700,000	57,072
Series 483, 1.25%, 09/17/2031(b)	NOK	600,000	47,502
Series 484, 2.13%, 05/18/2032(b)	NOK	700,000	58,413
Series 486, 3.00%, 08/15/2033(b)	NOK	1,000,000	88,376
Series 487, 3.63%, 04/13/2034(b)	NOK	400,000	37,127
SpareBank 1 SR-Bank ASA, 3.75%, 11/23/2027(b)	EUR	100,000	110,035
Telenor ASA, 0.75%, 05/31/2026(b)	EUR	100,000	103,669
			1,773,401
Portugal-0.16%
EDP Finance B.V., 1.88%, 09/21/2029(b)	EUR	200,000	202,352
Spain-5.84%
Abertis Infraestructuras S.A.
2.38%, 09/27/2027(b)	EUR	200,000	210,088
3.00%, 03/27/2031(b)	EUR	100,000	105,475
Banco Bilbao Vizcaya Argentaria S.A.
1.75%, 11/26/2025(b)	EUR	200,000	211,727
1.00%, 06/21/2026(b)	EUR	100,000	103,831
0.38%, 11/15/2026(b)	EUR	100,000	101,724
0.50%, 01/14/2027(b)	EUR	100,000	101,309
3.50%, 02/10/2027(b)	EUR	100,000	108,675
3.38%, 09/20/2027(b)	EUR	100,000	109,219
4.38%, 10/14/2029(b)	EUR	200,000	228,616
3.50%, 03/26/2031(b)	EUR	100,000	109,381
3.88%, 01/15/2034(b)	EUR	200,000	223,104
Banco Santander S.A.
1.38%, 01/05/2026(b)	EUR	200,000	210,578
3.75%, 01/16/2026(b)	EUR	200,000	217,663
3.25%, 04/04/2026(b)	EUR	200,000	215,586
1.50%, 04/14/2026(b)	GBP	200,000	243,157
0.30%, 10/04/2026(b)	EUR	100,000	101,835
3.13%, 01/19/2027(b)	EUR	100,000	107,796
0.50%, 02/04/2027(b)	EUR	200,000	203,265
1.75%, 02/17/2027(b)	GBP	200,000	237,516
1.13%, 06/23/2027(b)	EUR	100,000	102,460
3.88%, 01/16/2028(b)	EUR	200,000	221,550
2.13%, 02/08/2028(b)	EUR	200,000	207,131
0.20%, 02/11/2028(b)	EUR	200,000	195,116
5.13%, 01/25/2030(b)	GBP	200,000	261,118
4.25%, 06/12/2030(b)	EUR	100,000	114,010

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2024
(Unaudited)
	Principal Amount		Value
Spain-(continued)
1.63%, 10/22/2030(b)	EUR	100,000	$ 95,590
5.38%, 01/17/2031(b)	GBP	200,000	263,185
4.88%, 10/18/2031(b)	EUR	200,000	232,230
1.00%, 11/04/2031(b)	EUR	200,000	184,576
3.75%, 01/09/2034(b)	EUR	200,000	221,677
CaixaBank S.A.
1.13%, 03/27/2026(b)	EUR	100,000	104,625
1.38%, 06/19/2026(b)	EUR	100,000	104,515
3.75%, 09/07/2029(b)	EUR	100,000	111,534
4.25%, 09/06/2030(b)	EUR	200,000	227,613
4.38%, 11/29/2033(b)	EUR	200,000	231,024
Cellnex Finance Co. S.A.
2.25%, 04/12/2026(b)	EUR	100,000	106,374
1.00%, 09/15/2027(b)	EUR	100,000	100,868
1.50%, 06/08/2028(b)	EUR	100,000	100,978
2.00%, 02/15/2033(b)	EUR	200,000	189,421
Cellnex Telecom S.A., 1.75%, 10/23/2030(b)	EUR	100,000	97,314
Naturgy Finance Iberia S.A.
1.25%, 01/15/2026(b)	EUR	100,000	104,900
1.38%, 01/19/2027(b)	EUR	100,000	103,598
Santander Consumer Finance S.A., 3.75%, 01/17/2029(b)	EUR	100,000	110,055
Telefonica Emisiones S.A.
5.38%, 02/02/2026(b)	GBP	195,000	252,363
0.66%, 02/03/2030(b)	EUR	200,000	189,937
2.59%, 05/25/2031(b)	EUR	100,000	103,797
			7,488,104
Sweden-3.46%
Skandinaviska Enskilda Banken AB
3.25%, 11/24/2025(b)	EUR	100,000	108,168
4.00%, 11/09/2026(b)	EUR	200,000	219,324
1.75%, 11/11/2026(b)	EUR	100,000	105,120
4.13%, 06/29/2027(b)	EUR	100,000	111,470
3.75%, 02/07/2028(b)	EUR	200,000	219,880
3.88%, 05/09/2028(b)	EUR	100,000	111,223
0.38%, 06/21/2028(b)	EUR	200,000	193,797
0.63%, 11/12/2029(b)	EUR	200,000	190,043
Svenska Handelsbanken AB
3.75%, 05/05/2026(b)	EUR	179,000	195,614
0.13%, 11/03/2026(b)	EUR	100,000	101,252
3.38%, 02/17/2028(b)	EUR	100,000	109,371
0.05%, 09/06/2028(b)	EUR	100,000	95,981
1.38%, 02/23/2029(b)	EUR	130,000	130,141
0.50%, 02/18/2030(b)	EUR	200,000	186,792
Swedbank AB
3.75%, 11/14/2025(b)	EUR	100,000	108,711
0.25%, 11/02/2026(b)	EUR	100,000	101,733
2.10%, 05/25/2027(b)	EUR	200,000	211,093
4.13%, 11/13/2028(b)	EUR	100,000	112,381
Sweden Government Bond
Series 1056, 2.25%, 06/01/2032(b)	SEK	500,000	47,674
Series 1058, 2.50%, 05/12/2025(b)	SEK	5,000,000	465,288
Series 1059, 1.00%, 11/12/2026(b)	SEK	5,000,000	455,216
Series 1060, 0.75%, 05/12/2028(b)	SEK	4,000,000	357,421
Series 1061, 0.75%, 11/12/2029(b)	SEK	1,500,000	131,917
Vattenfall AB, 6.88%, 04/15/2039(b)	GBP	250,000	372,824
			4,442,434
	Principal Amount		Value
Switzerland-2.33%
Holcim Finance (Luxembourg) S.A.
2.25%, 05/26/2028(b)	EUR	200,000	$ 209,618
0.50%, 09/03/2030(b)	EUR	100,000	91,174
Lonza Finance International N.V., 3.88%, 04/24/2036(b)	EUR	100,000	109,815
Richemont International Holding S.A., 2.00%, 03/26/2038(b)	EUR	200,000	183,276
Sika Capital B.V., 3.75%, 11/03/2026(b)	EUR	100,000	109,425
Swisscom Finance B.V., 3.63%, 11/29/2036(b)	EUR	100,000	110,353
UBS AG
1.13%, 12/15/2025(b)	GBP	200,000	243,689
0.25%, 01/05/2026(b)	EUR	125,000	129,484
7.75%, 03/10/2026(b)	GBP	200,000	268,339
0.01%, 03/31/2026(b)	EUR	200,000	205,276
1.50%, 04/10/2026(b)	EUR	150,000	157,488
0.25%, 09/01/2028(b)	EUR	220,000	211,897
0.50%, 03/31/2031(b)	EUR	200,000	180,521
UBS Group AG
1.25%, 09/01/2026(b)	EUR	200,000	207,879
0.65%, 09/10/2029(b)	EUR	100,000	94,750
0.88%, 11/03/2031(b)	EUR	200,000	180,317
0.63%, 01/18/2033(b)	EUR	148,000	125,480
0.63%, 02/24/2033(b)	EUR	200,000	169,309
			2,988,090
United Kingdom-12.63%
Anglian Water Services Financing PLC, 6.00%, 06/20/2039(b)	GBP	200,000	259,338
Annington Funding PLC
3.18%, 07/12/2029(b)	GBP	250,000	288,883
3.69%, 07/12/2034(b)	GBP	200,000	217,658
3.94%, 07/12/2047(b)	GBP	300,000	288,033
B.A.T. International Finance PLC
2.25%, 06/26/2028(b)	GBP	127,000	147,312
2.25%, 01/16/2030(b)	EUR	200,000	201,960
6.00%, 11/24/2034(b)	GBP	175,000	233,771
Barclays PLC
3.00%, 05/08/2026(b)	GBP	200,000	248,872
3.25%, 02/12/2027(b)	GBP	450,000	553,370
Blend Funding PLC
3.46%, 09/21/2047(b)	GBP	200,000	193,246
2.92%, 04/05/2054(b)	GBP	200,000	167,809
British Telecommunications PLC
1.75%, 03/10/2026(b)	EUR	200,000	211,102
1.50%, 06/23/2027(b)	EUR	100,000	103,228
5.75%, 12/07/2028(b)	GBP	150,000	201,959
3.13%, 11/21/2031(b)	GBP	200,000	228,869
6.38%, 06/23/2037(b)	GBP	200,000	279,825
Cadent Finance PLC
2.13%, 09/22/2028(b)	GBP	250,000	289,618
2.63%, 09/22/2038(b)	GBP	200,000	183,131
2.75%, 09/22/2046(b)	GBP	300,000	240,091
CCEP Finance (Ireland) DAC, 0.88%, 05/06/2033(b)	EUR	100,000	88,189
Centrica PLC
4.38%, 03/13/2029(b)	GBP	150,000	189,178
4.25%, 09/12/2044(b)	GBP	250,000	269,409
Clarion Funding PLC, 3.13%, 04/19/2048(b)	GBP	130,000	117,103

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2024
(Unaudited)
	Principal Amount		Value
United Kingdom-(continued)
Connect Plus (M25) Issuer PLC, 2.61%, 03/31/2039(b)	GBP	253,224	$ 274,291
easyJet FinCo B.V., 1.88%, 03/03/2028(b)	EUR	100,000	102,355
Heathrow Funding Ltd.
6.75%, 12/03/2026(b)	GBP	200,000	266,953
6.45%, 12/10/2031(b)	GBP	300,000	415,718
5.88%, 05/13/2041(b)	GBP	300,000	399,127
4.63%, 10/31/2046(b)	GBP	200,000	224,591
High Speed Rail Finance 1 PLC, 4.38%, 11/01/2038(b)	GBP	150,000	181,162
Housing & Care 21, 3.29%, 11/08/2049(b)	GBP	200,000	183,802
HSBC Holdings PLC
2.50%, 03/15/2027(b)	EUR	200,000	212,453
2.63%, 08/16/2028(b)	GBP	300,000	355,358
7.00%, 04/07/2038(b)	GBP	300,000	425,101
Imperial Brands Finance Netherlands B.V.
5.25%, 02/15/2031(b)	EUR	100,000	115,419
1.75%, 03/18/2033(b)	EUR	100,000	89,331
Imperial Brands Finance PLC
5.50%, 09/28/2026(b)	GBP	150,000	194,439
4.88%, 06/07/2032(b)	GBP	200,000	246,203
Lloyds Bank Corporate Markets PLC, 2.38%, 04/09/2026(b)	EUR	100,000	106,683
Lloyds Banking Group PLC, 1.50%, 09/12/2027(b)	EUR	100,000	102,862
Motability Operations Group PLC
3.88%, 01/24/2034(b)	EUR	100,000	109,927
3.63%, 03/10/2036(b)	GBP	200,000	226,931
2.13%, 01/18/2042(b)	GBP	200,000	169,606
5.75%, 06/17/2051(b)	GBP	150,000	203,538
5.63%, 01/24/2054(b)	GBP	200,000	263,905
National Grid Electricity Distribution (West Midlands) PLC, 5.75%, 04/16/2032(b)	GBP	225,000	300,126
National Grid PLC, 4.28%, 01/16/2035(b)	EUR	100,000	112,422
Nationwide Building Society
4.50%, 11/01/2026(b)	EUR	100,000	111,161
6.13%, 08/21/2028(b)	GBP	200,000	269,163
NatWest Markets PLC
0.13%, 11/12/2025(b)	EUR	100,000	103,798
0.13%, 06/18/2026(b)	EUR	200,000	204,568
6.63%, 06/22/2026(b)	GBP	200,000	265,395
1.38%, 03/02/2027(b)	EUR	100,000	103,623
6.38%, 11/08/2027(b)	GBP	255,000	343,249
Places For People Treasury PLC, 6.25%, 12/06/2041(b)	GBP	200,000	274,895
Rothesay Life PLC
3.38%, 07/12/2026(b)	GBP	100,000	123,927
7.73%, 05/16/2033(b)	GBP	200,000	276,401
7.02%, 12/10/2034(b)	GBP	200,000	263,117
Sanctuary Capital PLC, 2.38%, 04/14/2050(b)	GBP	200,000	154,332
Santander UK Group Holdings PLC, 3.63%, 01/14/2026(b)	GBP	150,000	189,696
Scottish Hydro Electric Transmission PLC, 5.50%, 01/15/2044(b)	GBP	200,000	255,188
	Principal Amount		Value
United Kingdom-(continued)
Scottish Widows Ltd., 7.00%, 06/16/2043(b)	GBP	150,000	$ 207,783
Severn Trent Utilities Finance PLC, 3.63%, 01/16/2026(b)	GBP	200,000	251,009
Sky Ltd., 2.50%, 09/15/2026(b)	EUR	100,000	106,763
SSE PLC, 8.38%, 11/20/2028(b)	GBP	183,000	267,969
Standard Chartered PLC
5.13%, 06/06/2034(b)	GBP	200,000	248,279
4.38%, 01/18/2038(b)	GBP	200,000	237,836
T.H.F.C. (Funding No.3) PLC, 5.20%, 10/11/2043(b)	GBP	300,000	380,505
Vodafone Group PLC
1.63%, 11/24/2030(b)	EUR	200,000	197,878
1.60%, 07/29/2031(b)	EUR	151,000	148,209
3.38%, 08/08/2049(b)	GBP	300,000	269,059
5.13%, 12/02/2052(b)	GBP	200,000	234,913
3.00%, 08/12/2056(b)	GBP	300,000	235,423
			16,208,396
United States-2.65%
BG Energy Capital PLC, 5.00%, 11/04/2036(b)	GBP	250,000	325,188
BP Capital Markets PLC
2.52%, 04/07/2028(b)	EUR	100,000	105,865
1.23%, 05/08/2031(b)	EUR	100,000	94,699
2.82%, 04/07/2032(b)	EUR	100,000	104,218
Medtronic Global Holdings S.C.A.
3.13%, 10/15/2031	EUR	100,000	107,881
3.38%, 10/15/2034	EUR	100,000	108,590
1.38%, 10/15/2040	EUR	200,000	156,149
1.63%, 10/15/2050	EUR	100,000	70,839
Shell International Finance B.V.
2.50%, 03/24/2026	EUR	150,000	160,907
1.63%, 01/20/2027(b)	EUR	200,000	209,457
0.50%, 11/08/2031(b)	EUR	100,000	89,884
1.88%, 04/07/2032(b)	EUR	100,000	98,363
1.25%, 11/11/2032(b)	EUR	100,000	92,997
0.88%, 11/08/2039(b)	EUR	100,000	74,676
1.75%, 09/10/2052(b)	GBP	200,000	130,193
Stellantis N.V.
3.88%, 01/05/2026(b)	EUR	100,000	108,793
2.75%, 05/15/2026(b)	EUR	100,000	107,126
0.63%, 03/30/2027(b)	EUR	100,000	101,207
4.50%, 07/07/2028(b)	EUR	200,000	224,909
0.75%, 01/18/2029(b)	EUR	100,000	96,743
4.38%, 03/14/2030(b)	EUR	200,000	225,600
4.25%, 06/16/2031(b)	EUR	200,000	223,394
2.75%, 04/01/2032(b)	EUR	100,000	101,400
1.25%, 06/20/2033(b)	EUR	200,000	176,353
Toyota Motor Credit Corp., 0.13%, 11/05/2027(b)	EUR	100,000	98,513
			3,393,944
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $133,709,988)			127,324,308

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Money Market Funds-0.22%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(e)(f) (Cost $285,110)	285,110	$ 285,110
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.46% (Cost $133,995,098)		127,609,418
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.12%
Invesco Private Government Fund, 5.30%(e)(f)(g)	40,745	40,745
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.48%(e)(f)(g)	106,099	$ 106,131
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $146,876)		146,876
TOTAL INVESTMENTS IN SECURITIES-99.58% (Cost $134,141,974)		127,756,294
OTHER ASSETS LESS LIABILITIES-0.42%		540,457
NET ASSETS-100.00%		$128,296,751

Investment Abbreviations:
AUD-Australian Dollar
CAD-Canadian Dollar
EUR-Euro
GBP-British Pound Sterling
JPY-Japanese Yen
NOK-Norwegian Krone
NZD-New Zealand Dollar
SEK-Swedish Krona

Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $98,951,327, which represented 77.13% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	All or a portion of this security was out on loan at July 31, 2024.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$51,669	$7,525,642	$(7,292,201)	$-	$-	$285,110	$8,731
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	36,733	308,542	(304,530)	-	-	40,745	2,089*
Invesco Private Prime Fund	93,585	701,353	(688,826)	(3)	22	106,131	5,580*
Total	$181,987	$8,535,537	$(8,285,557)	$(3)	$22	$431,986	$16,400

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco 0-5 Yr US TIPS ETF
Investments in Securities
U.S. Treasury Securities	$-	$54,137,176	$-	$54,137,176
Money Market Funds	133,282	-	-	133,282
Total Investments	$133,282	$54,137,176	$-	$54,270,458
Invesco Emerging Markets Sovereign Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,400,426,457	$-	$1,400,426,457
Money Market Funds	1,787,378	69,268,654	-	71,056,032
Total Investments	$1,787,378	$1,469,695,111	$-	$1,471,482,489
Invesco Global ex-US High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$132,378,585	$0	$132,378,585
Common Stocks & Other Equity Interests	-	287,669	0	287,669
Preferred Stocks	-	-	100,000	100,000
Money Market Funds	1,537,800	6,658,393	-	8,196,193
Total Investments in Securities	1,537,800	139,324,647	100,000	140,962,447
Other Investments - Assets
Investments Matured	-	125,585	1,218	126,803
Total Investments	$1,537,800	$139,450,232	$101,218	$141,089,250
Invesco International Corporate Bond ETF
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$-	$127,324,308	$-	$127,324,308
Money Market Funds	285,110	146,876	-	431,986
Total Investments	$285,110	$127,471,184	$-	$127,756,294